Consolidated Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.6%
(a)(b)
AREIT Ltd., Series 2025-CRE10,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.71%,
12/17/29 ................. USD 100 $ 99,913
CIFC Funding Ltd., Series 2025-2A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.13%), 5.41%,
04/15/38 ................. 250 248,950
Elmwood CLO II Ltd., Series 2019-2A,
Class BRR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
5.99%, 10/20/37 ............ 250 249,153
OCP CLO Ltd., Series 2015-9A, Class
AR3, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 5.42%,
01/15/37 ................. 250 249,945
847,961
Ireland — 1.1%
(b)(c)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 6.31%,
02/15/37 ................. EUR 100 108,130
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.76%, 11/15/37 . 100 107,839
Arcano Euro CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.40%
Floor + 3.40%), 0.00%, 04/25/39 . 100 108,130
Arini European CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 01/15/39 . 100 108,130
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.31%, 10/25/37 . 100 108,213
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR + 3.10%),
5.58%, 10/15/37 ............ 100 107,911
CVC Cordatus Opportunity Loan
Fund-R DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.80% Floor +
2.80%), 5.21%, 08/15/33
(d)
..... 100 108,130
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.71%, 05/15/34 ....... 100 108,141
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.81%, 08/15/38 . 100 108,033
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.99%, 10/15/38 . 100 107,795
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
0.00%, 10/25/27 ............ 100 107,725
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.41%, 04/20/37 . 110 118,246
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%),
0.00%, 04/16/39 ............ 100 108,130
Security
Par (000)
Par (000) Value
Ireland (continued)
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.62%, 10/20/38 . EUR 100 $ 107,948
1,522,501
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)
.... GBP 25 33,543
United States — 1.2%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 4.88%,
05/25/36
(b)
................ USD 9 8,902
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 142 123,938
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(b)
.......... 100 100,000
FS Rialto Issuer LLC, Series 2025-
FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.70%, 08/19/42
(a)(b)
.......... 100 99,119
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(a)
..... 106 107,184
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 19 15,143
GreenSky Home Improvement Trust,
Series 2024-1, Class A4, 5.67%,
06/25/59
(a)
................ 74 75,049
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.51%, 04/15/60
(b)
......... 52 52,103
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 120 122,422
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 100 87,699
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 89,824
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 86,798
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.43%, 03/15/57
(b)
... 150 149,072
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 6 6,422
Regional Management Issuance Trust,
Series 2021-3, Class A, 3.88%,
10/17/33
(a)(d)
............... 200 190,000
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 9.18%, 10/15/41
(a)(b)
.... 98 102,547
SMB Private Education Loan Trust
(a)
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 115 99,652
Series 2024-D, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.45%, 07/15/53
(b)
... 128 128,335
SoFi Personal Loan Trust, Series 2024-
1A, Class A, 6.06%, 02/12/31
(a)
.. 71 71,064

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... USD 45 $ 45,544
1,760,817
Total Asset-Backed Securities — 2.9%
(Cost: $4,236,795) .............................. 4,164,822
Shares
Shares
Common Stocks
Australia — 0.4%
BHP Group Ltd. ............... 4,972 120,636
Brambles Ltd. ................ 1,411 17,826
Fortescue Ltd. ................ 3,897 37,719
Glencore plc ................. 46,264 169,332
IREN Ltd.
(e)(f)
................. 2,267 13,806
Macquarie Group Ltd. ........... 234 29,121
Quintis HoldCo Pty. Ltd.
(d)(e)(g)
...... 218,994 1
Rio Tinto Ltd. ................ 280 20,317
Santos Ltd. .................. 6,921 29,002
Steadfast Group Ltd. ........... 5,241 19,058
Transurban Group
(h)
............ 4,067 34,255
Woolworths Group Ltd. .......... 3,774 70,073
561,146
Belgium — 0.1%
Anheuser-Busch InBev SA/NV ..... 281 17,276
KBC Group NV ............... 373 33,997
Syensqo SA ................. 9 614
UCB SA .................... 182 32,044
83,931
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao ....... 46,676 99,708
Banco do Brasil SA ............ 10,855 53,681
Lojas Renner SA .............. 14,866 32,043
Magazine Luiza SA
(e)
........... 11,087 19,701
MercadoLibre , Inc.
(e)
............ 91 177,529
Seguridade Participacoes SA ...... 5,579 39,449
422,111
Cambodia — 0.0%
NagaCorp Ltd.
(e)
.............. 8,000 3,507
Canada — 1.0%
Agnico Eagle Mines Ltd. ......... 444 48,104
Algoma Steel Group, Inc. ........ 4,547 24,645
Alimentation Couche-Tard, Inc. ..... 104 5,129
Bank of Nova Scotia (The)
(f)
....... 919 43,573
Barrick Gold Corp. ............. 1,684 32,696
Cameco Corp. ................ 8,080 332,573
Canadian National Railway Co. .... 784 76,294
Canadian Natural Resources Ltd. ... 1,757 54,063
Cenovus Energy, Inc. ........... 3,870 53,785
Constellation Software, Inc. ....... 14 44,337
Franco-Nevada Corp. ........... 507 79,740
Lionsgate Studios Corp.
(e)(f)
....... 2,108 15,747
Power Corp. of Canada
(f)
......... 3,285 116,146
Shopify, Inc. , Class A
(e)
.......... 195 18,551
Suncor Energy, Inc. ............ 6,303 244,052
TC Energy Corp.
(f)
............. 2,884 136,199
Thomson Reuters Corp. ......... 670 115,619
1,441,253
Security
Shares
Shares Value
Cayman Islands — 0.0%
Teya Services Ltd., Series C, (Acquired
11/16/21, cost $73,809)
(d)(e)( i )
.... 38 $ 10,591
China — 1.5%
Alibaba Group Holding Ltd. ....... 21 348
Alibaba Group Holding Ltd. , ADR ... 953 126,015
Baidu, Inc. , ADR, Class A
(e)
....... 208 19,142
BYD Co. Ltd. , Class H .......... 16,507 835,857
China Tower Corp. Ltd. , Class H
(a)(c)
. 7,900 10,642
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 6,535 228,298
Eastroc Beverage Group Co. Ltd. ,
Class A .................. 1,350 46,294
Great Wall Motor Co. Ltd. , Class A .. 25,157 90,513
Great Wall Motor Co. Ltd. , Class H .. 15,000 26,306
Haidilao International Holding Ltd.
(a)(c)
8,000 18,043
JD.com, Inc. , Class A ........... 1,650 33,943
Lenovo Group Ltd. ............. 6,000 8,154
NetEase, Inc. ................ 4,900 100,659
Nongfu Spring Co. Ltd. , Class H
(a)(c)
.. 9,253 40,140
NXP Semiconductors NV ........ 289 54,927
PDD Holdings, Inc. , ADR
(e)
....... 3 355
Prosus NV , Class N ............ 1,234 57,331
Tencent Holdings Ltd. ........... 5,746 367,146
Trip.com Group Ltd. , ADR ........ 3 191
Weichai Power Co. Ltd. , Class H ... 18,000 37,911
Xiaomi Corp. , Class B
(a)(c)(e)
....... 3,800 24,045
2,126,260
Colombia — 0.0%
Bancolombia SA , ADR .......... 136 5,467
Czech Republic — 0.0%
Komercni Banka A/S ........... 130 6,303
Moneta Money Bank A/S
(a)(c)
...... 810 5,137
11,440
Denmark — 0.7%
AP Moller - Maersk A/S , Class B .... 8 13,923
Carlsberg A/S , Class B .......... 221 27,974
DSV A/S .................... 1,915 370,325
Genmab A/S
(e)
................ 125 24,352
Novo Nordisk A/S , Class B ....... 6,837 467,503
Novonesis (Novozymes) , Class B ... 362 21,078
Vestas Wind Systems A/S
(e)
....... 4,746 65,659
990,814
Finland — 0.1%
Elisa OYJ ................... 521 25,396
Kone OYJ , Class B ............ 631 34,816
Sampo OYJ , Class A ........... 1,395 13,369
73,581
France — 2.2%
Accor SA ................... 5,365 244,672
AXA SA .................... 1,009 43,110
BNP Paribas SA .............. 511 42,709
Bouygues SA ................ 1,299 51,207
Carrefour SA ................. 3,245 46,410
Cie de Saint-Gobain SA ......... 5,627 560,544
Dassault Systemes SE .......... 2,236 85,131
Edenred SE ................. 1,289 41,888
Eiffage SA .................. 456 53,091
EssilorLuxottica SA ............ 1,827 526,484
FDJ United
(a)(c)
................ 236 7,426
Hermes International SCA ........ 261 686,722
L'Oreal SA .................. 89 33,081

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
France (continued)
LVMH Moet Hennessy Louis Vuitton SE 900 $ 557,351
Orange SA .................. 4,392 56,895
Sodexo SA .................. 494 31,729
Vivendi SE .................. 6,908 20,708
3,089,158
Georgia — 0.0%
Lion Finance Group plc .......... 67 4,725
Germany — 0.4%
Allianz SE (Registered) .......... 183 70,036
Commerzbank AG ............. 2,137 48,905
Evonik Industries AG ........... 2,237 48,496
Fresenius Medical Care AG ....... 306 15,226
Heidelberg Materials AG ......... 211 36,372
Merck KGaA ................. 389 53,530
MTU Aero Engines AG .......... 201 69,842
Northern Data AG
(e)
............ 384 10,046
Rational AG ................. 31 25,828
RWE AG ................... 4,052 144,675
Siemens Energy AG
(e)
........... 678 40,193
Symrise AG ................. 559 57,954
621,103
Greece — 0.0%
Athens International Airport SA ..... 888 8,743
OPAP SA , Class R ............. 225 4,470
13,213
Hong Kong — 0.2%
AIA Group Ltd. ............... 26,800 202,873
Orient Overseas International Ltd. .. 1,500 22,204
Prudential plc ................ 5,063 54,635
Techtronic Industries Co. Ltd. ...... 1,000 11,984
291,696
Hungary — 0.0%
OTP Bank Nyrt . ............... 253 17,022
India — 0.1%
Axis Bank Ltd. ................ 202 2,591
Eicher Motors Ltd. ............. 92 5,739
GAIL India Ltd. ............... 1,872 3,989
Hindustan Aeronautics Ltd.
(c)
...... 399 19,388
Hindustan Petroleum Corp. Ltd. .... 594 2,486
ICICI Bank Ltd. ............... 190 2,986
Infosys Ltd. .................. 1,124 20,596
JSW Energy Ltd. .............. 326 2,043
Kotak Mahindra Bank Ltd. ........ 1,307 33,088
Tata Consultancy Services Ltd. .... 1,376 57,884
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $67,547)
(d)(e)( i )
.... 45 —
150,790
Indonesia — 0.0%
Astra International Tbk . PT ....... 32,700 9,678
Bank Central Asia Tbk . PT ........ 12,311 6,319
Bank Mandiri Persero Tbk . PT
(e)
.... 41,600 12,914
Bank Syariah Indonesia Tbk . PT .... 23,892 3,348
Ciputra Development Tbk . PT ..... 128,500 5,778
Mitra Adiperkasa Tbk . PT ........ 61,700 5,015
Telkom Indonesia Persero Tbk . PT .. 68,400 9,934
52,986
Ireland — 0.1%
Accenture plc , Class A .......... 110 34,325
Kingspan Group plc ............ 680 54,929
89,254
Security
Shares
Shares Value
Italy — 1.2%
BPER Banca SpA ............. 8,985 $ 70,529
Ferrari NV .................. 324 138,368
FinecoBank Banca Fineco SpA .... 547 10,834
Intesa Sanpaolo SpA ........... 136,204 701,951
Prysmian SpA ................ 2,254 124,076
UniCredit SpA ................ 12,363 693,962
Wizz Air Holdings plc
(a)(c)(e)
........ 446 8,606
1,748,326
Japan — 1.7%
Asahi Intecc Co. Ltd. ........... 1,700 27,461
Canon, Inc. .................. 900 28,065
Chugai Pharmaceutical Co. Ltd. .... 600 27,487
Dai-ichi Life Holdings, Inc. ........ 8,000 61,084
Daiichi Sankyo Co. Ltd. .......... 6,349 151,194
Daikin Industries Ltd. ........... 1,339 145,307
Daiwa Securities Group, Inc. ...... 2,500 16,833
Ebara Corp. ................. 1,600 24,353
FANUC Corp. ................ 976 26,592
Fast Retailing Co. Ltd. .......... 100 29,769
FUJIFILM Holdings Corp. ........ 4,543 87,039
GMO Payment Gateway, Inc. ...... 500 26,604
Hoya Corp. .................. 400 45,143
Isetan Mitsukoshi Holdings Ltd.
(f)
... 2,100 30,454
Ito En Ltd. ................... 14 299
J Front Retailing Co. Ltd. ......... 1,300 16,143
Japan Exchange Group, Inc. ...... 2,600 26,756
Japan Post Bank Co. Ltd. ........ 1,700 17,261
Kakaku.com, Inc. .............. 1,100 15,755
Kansai Paint Co. Ltd.
(f)
.......... 972 13,895
Kawasaki Kisen Kaisha Ltd.
(f)
...... 3,600 48,933
KDDI Corp. .................. 1,800 28,432
Keyence Corp. ............... 100 39,321
Kuraray Co. Ltd. .............. 1,800 22,181
Kyowa Kirin Co. Ltd. ............ 600 8,758
LY Corp. .................... 11,900 40,295
Mazda Motor Corp.
(f)
............ 3,700 23,674
MISUMI Group, Inc. ............ 1,300 21,638
Mitsubishi Chemical Group Corp. ... 6,900 34,096
Mitsubishi Corp. ............... 2,300 40,606
Mitsubishi Electric Corp. ......... 5,300 97,744
Mitsubishi UFJ Financial Group, Inc. . 7,906 107,789
Mitsui & Co. Ltd. .............. 2,700 50,904
Mitsui OSK Lines Ltd. ........... 400 13,927
MS&AD Insurance Group Holdings, Inc. 1,400 30,447
Murata Manufacturing Co. Ltd. ..... 1,300 20,052
Nexon Co. Ltd. ............... 3,300 45,198
Nidec Corp. ................. 5,700 95,659
Nikon Corp.
(f)
................. 2,200 21,849
Nippon Paint Holdings Co. Ltd. ..... 5,254 39,455
Nippon Yusen KK .............. 800 26,439
Nissan Chemical Corp. .......... 900 26,796
Nomura Holdings, Inc. .......... 3,700 22,799
Nomura Research Institute Ltd. .... 416 13,542
Obayashi Corp. ............... 900 12,006
Rakus Co. Ltd. ............... 1,373 18,510
Rakuten Group, Inc.
(e)
........... 4,300 24,669
Rohto Pharmaceutical Co. Ltd. ..... 1,200 17,968
Santen Pharmaceutical Co. Ltd. .... 1,763 16,791
Shimizu Corp. ................ 2,700 24,031
Socionext , Inc.
(f)
............... 6,000 72,856
Sojitz Corp.
(f)
................. 1,200 26,448
Sumitomo Mitsui Financial Group, Inc. 3,000 77,144
Suzuki Motor Corp. ............ 5,300 65,058
Tokio Marine Holdings, Inc. ....... 3,000 116,709
Tokyo Electron Ltd. ............ 200 27,427

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Toyota Motor Corp. ............ 1,900 $ 33,587
Toyota Tsusho Corp. ............ 2,700 45,489
Trend Micro, Inc. .............. 500 33,754
Unicharm Corp. ............... 5,600 44,603
Yamaha Motor Co. Ltd. .......... 5,176 41,441
2,436,519
Kazakhstan — 0.0%
(c)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 246 6,064
Kaspi.KZ JSC , ADR ............ 147 13,649
19,713
Macau — 0.0%
Wynn Macau Ltd.
(f)
............. 40,737 29,190
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 2,100 3,327
Frontken Corp. Bhd. ............ 8,600 7,267
10,594
Mexico — 0.1%
Cemex SAB de CV ............ 65,649 36,859
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 384 10,492
Grupo Financiero Banorte SAB de CV ,
Class O .................. 11,872 82,425
Wal-Mart de Mexico SAB de CV .... 7,122 19,687
149,463
Netherlands — 1.4%
Adyen NV
(a)(c)(e)
............... 32 49,049
Argenx SE
(e)
................. 70 41,307
ASML Holding NV ............. 1,221 808,026
ING Groep NV ................ 4,290 84,047
Koninklijke KPN NV ............ 20,195 85,539
Koninklijke Vopak NV ........... 266 11,556
Shell plc .................... 25,344 927,454
2,006,978
Norway — 0.2%
DNB Bank ASA ............... 2,543 66,913
Equinor ASA
(f)
................ 2,564 67,712
Kongsberg Gruppen ASA ........ 318 46,624
Telenor ASA ................. 2,215 31,650
212,899
Peru — 0.1%
Credicorp Ltd. ................ 351 65,342
Philippines — 0.0%
Ayala Land, Inc. ............... 15,400 6,208
Bloomberry Resorts Corp. ........ 25,600 1,306
DigiPlus Interactive Corp. ........ 8,800 5,552
International Container Terminal
Services, Inc. .............. 840 5,211
Metropolitan Bank & Trust Co. ..... 4,800 6,133
24,410
Poland — 0.1%
LPP SA .................... 4 18,252
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 390 7,615
Powszechny Zaklad Ubezpieczen SA 3,736 54,279
80,146
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 354 7,502
Security
Shares
Shares Value
Republic of Turkiye — 0.0%
Akbank TAS ................. 2,908 $ 4,004
Eldorado Gold Corp.
(e)
.......... 609 10,243
Turkiye Is Bankasi A/S , Class C .... 29,437 9,509
23,756
Romania — 0.0%
Banca Transilvania SA .......... 966 6,018
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co. .... 2,453 6,396
Al Rajhi Bank ................ 865 23,481
Elm Co. .................... 22 5,689
Etihad Etisalat Co. ............. 897 14,587
Saudi Basic Industries Corp. ...... 256 4,347
Saudi National Bank (The) ........ 359 3,421
Yanbu National Petrochemical Co. .. 453 4,176
62,097
Singapore — 0.1%
Sea Ltd. , ADR, Class A
(e)
......... 319 41,626
STMicroelectronics NV .......... 2,830 62,055
UOL Group Ltd. ............... 1,810 7,942
111,623
South Africa — 0.1%
FirstRand Ltd. ................ 3,690 14,501
Harmony Gold Mining Co. Ltd. ..... 3,121 45,706
Kumba Iron Ore Ltd. ............ 510 8,680
Mr Price Group Ltd. ............ 1,705 20,682
89,569
South Korea — 0.3%
Coupang, Inc. , Class A
(e)
......... 187 4,101
Fila Holdings Corp. ............ 164 4,242
GS Engineering & Construction Corp. 711 8,239
HD Hyundai Infracore Co. Ltd.
(e)
.... 737 4,248
HD Hyundai Mipo ............. 360 25,970
KakaoBank Corp. ............. 830 12,534
KB Financial Group, Inc. ......... 815 44,176
Kia Corp. ................... 562 35,546
Krafton , Inc.
(e)
................ 156 35,676
KT&G Corp. ................. 305 20,978
NAVER Corp. ................ 234 30,580
Samsung C&T Corp. ........... 226 18,052
Samsung Electronics Co. Ltd. ..... 3,094 122,663
Samsung Life Insurance Co. Ltd. ... 245 13,850
SK Hynix, Inc. ................ 209 27,861
408,716
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA . 14,514 198,081
Banco de Sabadell SA .......... 19,446 54,598
Bankinter SA ................. 4,879 54,231
CaixaBank SA ................ 18,107 141,049
Cellnex Telecom SA
(a)(c)
.......... 9,063 322,178
Industria de Diseno Textil SA ...... 955 47,551
Repsol SA .................. 2,723 36,155
853,843
Sweden — 0.2%
Atlas Copco AB , Class A ......... 2,450 39,135
Boliden AB .................. 996 32,681
Evolution AB
(a)(c)
............... 805 59,980
SSAB AB , Class A ............. 1,697 10,529
SSAB AB , Class B ............. 3,437 20,942
Volvo AB , Class B
(e)
............ 3,405 99,897
263,164

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 1,120 $ 57,790
Alcon AG ................... 638 60,537
Belimo Holding AG (Registered) .... 42 25,894
Galderma Group AG
(e)
.......... 2,990 316,236
Geberit AG (Registered) ......... 150 93,973
Kuehne + Nagel International AG
(Registered) ............... 316 72,974
Logitech International SA (Registered) 909 77,024
704,428
Taiwan — 0.9%
Chicony Electronics Co. Ltd. ...... 1,379 7,059
Compal Electronics, Inc. ......... 20,519 19,945
Elite Material Co. Ltd. ........... 1,000 16,749
Evergreen Marine Corp. Taiwan Ltd. . 4,000 26,819
Genius Electronic Optical Co. Ltd. .. 3,779 45,280
Global Unichip Corp. ........... 1,000 32,499
MediaTek, Inc. ................ 2,940 126,715
Quanta Computer, Inc. .......... 4,571 31,803
Realtek Semiconductor Corp. ..... 4,796 76,460
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 30,000 844,890
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR
(f)
............. 218 36,188
Wan Hai Lines Ltd. ............. 6,000 14,298
Yang Ming Marine Transport Corp. .. 24,000 54,293
1,332,998
Thailand — 0.0%
CP ALL PCL ................. 7,200 10,533
True Corp. PCL , NVDR
(e)
......... 16,800 5,818
16,351
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 8,338 —
United Kingdom — 2.8%
Admiral Group plc ............. 1,405 51,873
Auto Trader Group plc
(a)(c)
........ 3,665 35,439
BAE Systems plc .............. 44,053 889,540
BP plc ..................... 5,552 31,155
British American Tobacco plc ...... 3,172 130,129
Compass Group plc ............ 20,518 678,660
Flutter Entertainment plc
(e)
........ 859 190,311
Flutter Entertainment plc
(e)
........ 176 39,017
Genius Sports Ltd.
(e)
............ 5,166 51,712
Imperial Brands plc ............ 1,006 37,224
J Sainsbury plc ............... 15,679 47,791
Kingfisher plc ................ 7,620 25,100
Lloyds Banking Group plc ........ 34,456 32,317
Marks & Spencer Group plc ....... 8,606 39,733
National Grid plc .............. 60,532 789,593
NatWest Group plc ............. 10,201 60,231
RELX plc ................... 14,866 746,729
Rolls-Royce Holdings plc
(e)
....... 12,375 120,277
3,996,831
United States — 42.4%
AbbVie, Inc. ................. 479 100,360
Adobe, Inc.
(e)
................. 2,023 775,881
AES Corp. (The) .............. 4,839 60,100
Agilent Technologies, Inc. ........ 130 15,207
Air Products & Chemicals, Inc.
(f)
.... 844 248,912
Airbnb, Inc. , Class A
(e)
........... 495 59,133
Alaska Air Group, Inc.
(e)
.......... 850 41,837
ALL Health Services Corp.
(d)
...... 1 —
Alphabet, Inc. , Class C .......... 14,093 2,201,749
Security
Shares
Shares Value
United States (continued)
Altice USA, Inc. , Class A
(e)
........ 7,585 $ 20,176
Altria Group, Inc. .............. 2,531 151,911
Amazon.com, Inc.
(e)(j)
........... 13,368 2,543,396
AMC Networks, Inc. , Class A
(e)
..... 748 5,146
Amcor plc
(f)
.................. 8,603 83,449
Amentum Holdings, Inc.
(e)
........ 2,296 41,787
American Express Co. .......... 810 217,930
American Water Works Co., Inc. .... 134 19,768
Amgen, Inc. ................. 53 16,512
Amphenol Corp. , Class A ........ 515 33,779
ANSYS, Inc.
(e)
................ 601 190,253
Aon plc , Class A .............. 61 24,344
Apollo Global Management, Inc. .... 3,431 469,841
Apple, Inc. .................. 12,179 2,705,321
Applied Materials, Inc. .......... 567 82,283
Arista Networks, Inc.
(e)
.......... 1,407 109,014
ARM Holdings plc , ADR
(e)
........ 434 46,347
Atlassian Corp. , Class A
(e)
........ 209 44,352
Autodesk, Inc.
(e)
............... 1,384 362,331
Automatic Data Processing, Inc. .... 304 92,881
Avaya, Inc.
(e)
................. 10 58
Bank of America Corp. .......... 21,613 901,910
Berkshire Hathaway, Inc. , Class B
(e)
. 34 18,108
Boeing Co. (The)
(e)
............. 3,589 612,104
Booking Holdings, Inc. .......... 33 152,028
BorgWarner, Inc. .............. 802 22,977
Boston Scientific Corp.
(e)(j)
........ 6,935 699,603
Boyd Gaming Corp.
(f)
........... 300 19,749
Broadcom, Inc. ............... 4,253 712,080
Brown-Forman Corp. , Class B
(f)
.... 472 16,020
Cadence Design Systems, Inc.
(e)
... 668 169,892
Caesars Entertainment, Inc.
(e)
..... 683 17,075
Capital One Financial Corp. ....... 4,950 887,535
CarMax, Inc.
(e)
................ 1,076 83,842
Carrier Global Corp. ............ 532 33,729
Cheniere Energy, Inc. ........... 492 113,849
Chevron Corp. ................ 2,709 453,189
Citigroup, Inc. ................ 11,310 802,897
Clorox Co. (The) .............. 357 52,568
Colgate-Palmolive Co. .......... 432 40,478
Comcast Corp. , Class A ......... 774 28,561
Comerica, Inc. ................ 100 5,906
CommScope Holding Co., Inc.
(e)
.... 5,213 27,681
Confluent, Inc. , Class A
(e)
........ 14,027 328,793
ConocoPhillips ............... 1,132 118,883
Consolidated Edison, Inc. ........ 817 90,352
Coreweave , Inc. , Class A
(e)(f)
...... 404 14,981
Coreweave , Inc. , Class A
(d)
....... 940 34,855
Corpay , Inc.
(e)
................ 138 48,123
Costco Wholesale Corp. ......... 1,275 1,205,870
Coterra Energy, Inc. ............ 1,300 37,570
CRH plc .................... 6,216 546,822
Crowdstrike Holdings, Inc. , Class A
(e)
. 294 103,659
Crown PropTech Acquisitions
(d)(e)
... 1,992 1,976
Crown PropTech Acquisitions , Class A
(e)
845 9,312
CSL Ltd. .................... 255 40,134
CSX Corp. .................. 2,096 61,685
CyberArk Software Ltd.
(e)
......... 1,182 399,516
Danaher Corp. ............... 811 166,255
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $0)
(e)( i )(k)
............... —
(l)
169,918
Deckers Outdoor Corp.
(e)
......... 413 46,178
Dell Technologies, Inc. , Class C .... 1,325 120,774
Delta Air Lines, Inc. ............ 4,878 212,681

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Dexcom, Inc.
(e)
............... 1,021 $ 69,724
DF Residential I LP
(e)
........... 69,771 69,771
DF Residential III LP
(d)(e)
......... 32,451 33,100
Digital Realty Trust, Inc. ......... 177 25,362
Discover Financial Services ....... 520 88,764
DoorDash , Inc. , Class A
(e)
........ 559 102,168
DR Horton, Inc. ............... 460 58,480
DraftKings, Inc. , Class A
(e)
........ 2,627 87,243
DuPont de Nemours, Inc. ........ 253 18,894
Eaton Corp. plc ............... 689 187,291
Edison International ............ 730 43,012
Electronic Arts, Inc. ............ 611 88,302
Elevance Health, Inc. ........... 108 46,976
Eli Lilly & Co. ................ 1,649 1,361,926
Entegris , Inc.
(f)
................ 672 58,787
Enterprise Products Partners LP .... 1,295 44,211
EOG Resources, Inc.
(f)
.......... 1,009 129,394
EPAM Systems, Inc.
(e)
........... 47 7,935
Epic Games, Inc., (Acquired 07/02/22,
cost $274,275)
(d)(e)( i )
.......... 504 324,379
EQT Corp. .................. 6,207 331,640
Erie Indemnity Co. , Class A ....... 48 20,114
Eversource Energy ............ 855 53,104
Expeditors International of Washington,
Inc. ..................... 675 81,169
Experian plc ................. 2,257 104,579
Fair Isaac Corp.
(e)
.............. 41 75,611
Fanatics Holdings, Inc. , Class A ,
(Acquired 08/17/22, cost $301,006)
(d)
(e)( i )
...................... 4,437 266,309
Farmers Business Network, Inc.
(d)(e)
.. 2,421 4,915
Fifth Third Bancorp
(f)
............ 957 37,514
First Citizens BancShares , Inc. , Class A 18 33,374
First Horizon Corp. ............. 557 10,817
Flagstar Financial, Inc. .......... 8,913 103,573
Flowco Holdings, Inc. , Class A
(e)
.... 2,741 70,307
FMC Corp.
(f)
................. 243 10,252
Fox Corp. , Class A
(f)
............ 1,438 81,391
Freeport-McMoRan, Inc. ......... 9,648 365,273
FreeWire Technologies, Inc.
(d)(e)
.... 1 —
Garmin Ltd. .................. 218 47,334
GE Aerospace ................ 355 71,053
GE HealthCare Technologies, Inc. .. 1,112 89,750
GE Vernova , Inc. .............. 68 20,759
General Motors Co. ............ 3,031 142,548
Gilead Sciences, Inc. ........... 232 25,996
Global Payments, Inc. .......... 355 34,762
Golden Entertainment, Inc. ....... 109 2,877
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(d)(e)( i )
.... 67,553 50,665
GSK plc .................... 4,104 78,428
Healthpeak Properties, Inc. ....... 4,051 81,911
Hess Corp. .................. 1,507 240,713
Hewlett Packard Enterprise Co. .... 1,171 18,069
Hilton Worldwide Holdings, Inc. .... 615 139,943
Holcim AG .................. 614 66,075
Home Depot, Inc. (The) ......... 1,580 579,054
Hormel Foods Corp. ............ 814 25,185
Howmet Aerospace, Inc.
(f)
........ 795 103,135
HP, Inc. .................... 6,556 181,536
IDEXX Laboratories, Inc.
(e)
........ 170 71,392
iHeartMedia, Inc. , Class A
(e)
....... 60 99
Ingersoll Rand, Inc. ............ 2,678 214,320
Intuit, Inc. ................... 1,386 850,990
Intuitive Surgical, Inc.
(e)
.......... 1,458 722,104
Security
Shares
Shares Value
United States (continued)
Invesco Ltd. ................. 4,469 $ 67,795
Jabil, Inc. ................... 499 67,899
James Hardie Industries plc , CDI
(e)
.. 1,333 31,811
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)( i )
........ — —
JPMorgan Chase & Co. ......... 3,411 836,718
Karman Holdings, Inc.
(e)
......... 1,767 59,053
Kinder Morgan, Inc. ............ 2,149 61,311
Lam Research Corp. ........... 1,849 134,422
Landsea Homes Corp.
(e)
......... 2,588 16,615
Latch, Inc.
(e)
................. 4,082 735
Leidos Holdings, Inc. ........... 287 38,728
Liberty Media Corp.-Liberty Live , Class
C
(e)
..................... 314 21,396
Lions Gate Entertainment Corp. , Class
A
(e)
..................... 2,402 21,258
Lions Gate Entertainment Corp. , Class
B
(e)
..................... 723 5,726
Live Nation Entertainment, Inc.
(e)
... 3,526 460,425
Lockheed Martin Corp. .......... 476 212,634
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(d)(e)( i )
.............. 1,457 991
Lululemon Athletica, Inc.
(e)
........ 310 87,749
Lumen Technologies, Inc.
(e)
....... 6,190 24,265
Marathon Petroleum Corp. ....... 226 32,926
MarketAxess Holdings, Inc. ....... 230 49,761
Marriott International, Inc. , Class A .. 157 37,397
Marsh & McLennan Cos., Inc. ..... 4,475 1,092,034
Marvell Technology, Inc. ......... 1,980 121,909
Masimo Corp.
(e)
............... 1,202 200,253
Mastercard, Inc. , Class A ......... 1,905 1,044,169
Match Group, Inc.
(f)
............ 1,881 58,687
McKesson Corp. .............. 947 637,322
Medtronic plc ................ 4,828 433,844
Merck & Co., Inc. .............. 4,119 369,721
Meta Platforms, Inc. , Class A ...... 3,132 1,805,160
Mettler-Toledo International, Inc.
(e)
.. 38 44,875
MGM Resorts International
(e)
...... 650 19,266
Micron Technology, Inc. .......... 6,188 537,675
Microsoft Corp.
(j)
.............. 7,185 2,697,177
Molson Coors Beverage Co. , Class B 840 51,131
Monolithic Power Systems, Inc. .... 16 9,280
Morgan Stanley ............... 1,112 129,737
MSCI, Inc. .................. 303 171,347
Nestle SA (Registered) .......... 248 25,062
NetApp, Inc. ................. 960 84,326
Netflix, Inc.
(e)
................. 804 749,754
NextEra Energy, Inc. ........... 9,005 638,364
Northern Trust Corp. ............ 425 41,926
Northrop Grumman Corp. ........ 70 35,841
NRG Energy, Inc. .............. 756 72,168
Nucor Corp. ................. 320 38,509
Nutanix , Inc. , Class A
(e)
.......... 423 29,530
NVIDIA Corp.
(j)
................ 23,100 2,503,578
Omnicom Group, Inc.
(f)
.......... 574 47,590
Opendoor Technologies, Inc. , Class A
(e)
5,720 5,834
Oracle Corp. ................. 5,116 715,268
Palladyne AI Corp.
(e)
............ 4,710 27,696
Palladyne AI Corp.
(e)(f)
........... 228 1,341
Palo Alto Networks, Inc.
(e)
........ 466 79,518
Paramount Global , Class B ....... 197 2,356
PepsiCo, Inc. ................ 889 133,297
Playstudios , Inc. , Class A
(e)
....... 6,121 7,774
PNC Financial Services Group, Inc.
(The)
(f)
................... 1,140 200,378

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Procter & Gamble Co. (The) ...... 763 $ 130,030
Progressive Corp. (The) ......... 3,114 881,293
Prologis, Inc. ................. 248 27,724
QUALCOMM, Inc. ............. 394 60,522
Regeneron Pharmaceuticals, Inc. ... 6 3,805
ResMed, Inc.
(f)
................ 232 51,933
Roche Holding AG ............. 113 37,191
Rockwell Automation, Inc. ........ 70 18,087
Royal Caribbean Cruises Ltd. ..... 377 77,451
RTX Corp. .................. 109 14,438
S&P Global, Inc. .............. 419 212,894
SailPoint, Inc.
(e)
............... 2,507 47,006
Salesforce, Inc. ............... 2,420 649,431
Samsara, Inc. , Class A
(e)
......... 769 29,476
Sanofi SA ................... 3,794 420,079
Schneider Electric SE ........... 85 19,622
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $21,956)
(e)
( i )
....................... 2,160 16,135
ServiceNow, Inc.
(e)
............. 46 36,622
ServiceTitan , Inc. , Class A
(e)(f)
...... 458 43,560
Snorkel AI, Inc., (Acquired 06/30/21,
cost $7,945)
(d)(e)( i )
............ 529 4,740
Snowflake, Inc. , Class A
(e)
........ 990 144,698
Solaris Energy Infrastructure, Inc. ,
Class A
(f)
................. 5,103 111,041
Sonder Holdings, Inc. , Class A
(e)
.... 778 1,556
SOURCE Global PBC
(d)(e)
........ 1,116 89
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$65,367)
(d)(e)( i )
.............. 807 149,295
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$70,227)
(d)(e)( i )
.............. 867 160,395
Spotify Technology SA
(e)
......... 244 134,207
Standardaero , Inc.
(e)
............ 3,549 94,545
State Street Corp. ............. 1,545 138,324
Stellantis NV ................. 2,913 32,672
Stryker Corp. ................ 1,992 741,522
Synchrony Financial ............ 1,171 61,993
T. Rowe Price Group, Inc.
(f)
....... 1,321 121,360
Take-Two Interactive Software, Inc.
(e)
. 349 72,330
Tenaris SA .................. 2,225 43,540
Tesla, Inc.
(e)
.................. 1,796 465,451
Texas Instruments, Inc. .......... 189 33,963
Thermo Fisher Scientific, Inc. ...... 387 192,571
TJX Cos., Inc. (The) ............ 6,002 731,044
T-Mobile US, Inc. .............. 477 127,221
Toll Brothers, Inc. .............. 2,158 227,863
Trane Technologies plc .......... 1,929 649,919
TransDigm Group, Inc. .......... 619 856,257
Uber Technologies, Inc.
(e)
........ 3,281 239,054
Ulta Beauty, Inc.
(e)
............. 405 148,449
Union Pacific Corp. ............ 2,849 673,048
United Airlines Holdings, Inc.
(e)
..... 246 16,986
United States Steel Corp. ........ 2,945 124,456
UnitedHealth Group, Inc. ......... 1,450 759,438
Universal Health Services, Inc. , Class B 329 61,819
Valero Energy Corp. ............ 2,995 395,550
Ventas, Inc. ................. 587 40,362
Venture Global, Inc. , Class A
(f)
..... 1,016 10,465
Verizon Communications, Inc. ..... 5,145 233,377
Vertex Pharmaceuticals, Inc.
(e)
..... 143 69,329
Vertiv Holdings Co. , Class A ...... 736 53,139
Viper Energy, Inc. , Class A ....... 999 45,105
Security
Shares
Shares Value
United States (continued)
Visa, Inc. , Class A ............. 609 $ 213,430
Vistra Corp. ................. 3,482 408,926
Walmart, Inc. ................. 11,237 986,496
Walt Disney Co. (The) .......... 5,950 587,265
Warner Bros Discovery, Inc.
(e)
..... 1,937 20,784
Wells Fargo & Co. ............. 11,852 850,855
Williams Cos., Inc. (The) ......... 4,245 253,681
Wynn Resorts Ltd. ............. 271 22,629
Zoetis, Inc. , Class A ............ 865 142,422
60,312,807
Total Common Stocks — 59.8%
(Cost: $82,975,689) .............................. 85,033,331
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd.
(a)
9.25%, 10/01/28 ............ USD 7 6,999
8.50%, 05/01/30 ............ 20 19,344
Oceana Australian Fixed Income Trust
(d)
12.00%, 07/31/25 ........... AUD 32 20,095
12.50%, 07/31/26 ........... 47 30,214
12.50%, 07/31/27 ........... 79 51,772
Quintis Australia Pty. Ltd.
(a)(d)(e)(g)(m)(n)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 463 59,001
12.00%, (12.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 —
187,425
Austria — 0.1%
ams -OSRAM AG, 2.13%
,
11/03/27
(c)(o)
EUR 100 93,107
Canada — 0.4%
(a)
1011778 BC ULC, 4.00%
,
10/15/30 .. USD 100 90,502
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%
,
07/15/26 52 55,380
HR Ottawa LP, 11.00%
,
03/31/31 ... 386 412,666
558,548
China — 0.1%
Alibaba Group Holding Ltd., 0.50%
,
06/01/31
(a)(o)
............... 39 55,692
RKPF Overseas 2019 A Ltd., 5.90%
,
09/05/28
(c)
................ 177 82,177
137,869
France — 1.0%
Afflelou SAS, 6.00%
,
07/25/29
(c)
.... EUR 100 111,617
Atos SE
(c)(p)
9.00%, 12/18/29 ............ 56 65,541
5.00%, 12/18/30 ............ 58 51,112
1.00%, 12/18/32 ............ 51 21,074
Credit Agricole SA, (5-Year EURIBOR
ICE Swap Rate + 3.64%), 5.88%
(b)(c)
(q)
...................... 100 104,176
Elior Group SA, 5.63%
,
03/15/30
(c)
.. 100 107,589
Forvia SE, 2.75%
,
02/15/27
(c)
...... 100 104,640
Iliad Holding SASU, 5.63%
,
10/15/28
(c)
100 109,989
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
6.30%
,
07/01/29
(b)(c)
.......... 100 107,860

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Loxam SAS, 6.38%
,
05/31/29
(c)
.... EUR 100 $ 112,725
Lune Holdings SARL, 5.63%
,
11/15/28
(c)
................. 100 80,557
RCI Banque SA
(b)(c)
(5-Year EURIBOR ICE Swap Rate
+ 2.75%), 5.50%, 10/09/34 ... 100 112,520
(5-Year EURIBOR ICE Swap Rate
+ 2.20%), 4.75%, 03/24/37 ... 100 107,954
Societe Generale SA, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13%
(a)
(b)(q)
..................... USD 200 199,232
Worldline SA, 0.00%
,
07/30/26
(c)(o)(r)
.. EUR 43 45,026
1,441,612
Germany — 1.4%
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
6.91%
,
04/15/31
(b)(c)
.......... 100 108,936
Aroundtown Finance SARL, (5-Year
EURIBOR ICE Swap Rate + 4.51%),
7.13%
(b)(c)(q)
................ 100 108,054
Commerzbank AG, (5-Year EUR Swap
Annual + 6.74%), 6.50%
(b)(c)(q)
.... 200 223,829
Deutsche Bank AG
(b)(c)(q)
(5-Year EURIBOR ICE Swap Rate
+ 4.75%), 4.63% .......... 200 203,524
(5-Year EURIBOR ICE Swap Rate
+ 4.60%), 7.13% .......... 200 213,016
Deutsche Lufthansa AG, (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25%
,
01/15/55
(b)(c)
.......... 100 107,724
Fressnapf Holding SE, 5.25%
,
10/31/31
(c)
................ 100 107,995
Gruenenthal GmbH, 4.63%
,
11/15/31
(c)
100 104,488
IHO Verwaltungs GmbH, 7.00%
,
11/15/31
(c)
................. 100 110,819
Mahle GmbH, 6.50%
,
05/02/31
(a)
... 100 106,730
Nidda Healthcare Holding GmbH,
7.00%
,
02/21/30
(c)
........... 100 112,763
PrestigeBidCo GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.54%
,
07/01/29
(b)(c)
.......... 100 108,462
Schaeffler AG
(c)
4.25%, 04/01/28 ............ 100 107,860
5.38%, 04/01/31 ............ 100 107,555
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 100 107,454
1,939,209
Greece — 0.1%
Eurobank SA, (1-Year EURIBOR
ICE Swap Rate + 1.70%), 4.00%
,
02/07/36
(b)(c)
............... 100 104,350
India — 0.3%
Acropolis Trade & Investments Ltd.,
11.04%
,
04/02/28 ........... USD 235 235,000
REI Agro Ltd.
(d)(e)(m)(o)
5.50%, 11/13/14
(a)
........... 220 —
5.50%, 11/13/14
(c)
........... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 196,926
431,926
Security
Par (000)
Par (000) Value
Ireland — 0.1%
Helios Software Holdings, Inc., 7.88%
,
05/01/29
(a)
................ EUR 100 $ 109,739
Italy — 0.8%
Bubbles Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.60%
,
09/30/31
(b)(c)
............... 100 108,095
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88%
(b)(c)(q)
.......... 100 106,016
FIS Fabbrica Italiana Sintetici SpA ,
5.63%
,
08/01/27
(c)
........... 100 108,141
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.54%
,
04/15/29
(b)(c)
100 108,091
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.25%
,
12/15/29
(b)(c)
100 108,130
Itelyum Regeneration Spa, 5.75%
,
04/15/30
(c)
................ 100 107,319
Marcolin SpA , 6.13%
,
11/15/26
(a)
... 100 108,005
Nexi SpA , 0.00%
,
02/24/28
(c)(o)(r)
.... 100 97,624
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.86%, 05/17/31
(b)
... 100 108,863
7.13%, 05/17/31 ............ 100 114,528
Rossini SARL, (3-mo. EURIBOR at
0.00% Floor + 3.88%), 6.23%
,
12/31/29
(b)(c)
............... 100 108,671
1,183,483
Japan — 0.1%
SoftBank Group Corp., 5.38%
,
01/08/29
(c)
................ 100 110,257
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.,
10.38%
,
03/31/29
(c)
.......... GBP 100 120,236
TER Finance Jersey Ltd., Series 22,
0.00%
,
10/02/25
(a)(r)
.......... USD 150 144,599
264,835
Luxembourg — 0.4%
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 100 85,963
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 101 108,302
Petroleos Mexicanos , 7.50%
,
03/20/26
(a)
................ USD 208 206,960
Vivion Investments SARL, 8.25%
,
(8.25% Cash or 7.90% PIK),
08/31/28
(c)(n)
............... EUR 101 106,852
508,077
Netherlands — 0.2%
(c)
NN Group NV, (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(b)(q)
.. 200 209,707
Q-Park Holding I BV, 5.13%
,
02/15/30 100 109,595
Sigma Holdco BV, 5.75%
,
05/15/26 .. 27 29,349
348,651
Slovenia — 0.1%
United Group BV, 6.50%
,
10/31/31
(c)
. 100 108,785

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 0.6%
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR + 2.50%), 4.84%
,
05/01/30
(b)(c)
............... EUR 100 $ 108,186
Banco Bilbao Vizcaya Argentaria SA,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75%
(b)(q)
........... USD 200 195,770
Cellnex Telecom SA, 0.75%
,
11/20/31
(c)
(o)
...................... EUR 100 94,785
Cirsa Finance International SARL,
6.50%
,
03/15/29
(c)
........... 100 112,271
Grifols SA, 7.13%
,
05/01/30
(c)
..... 100 111,798
Iberdrola Finanzas SA, Series IBE,
1.50%
,
03/27/30
(c)(o)
.......... 100 108,346
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 100 108,665
839,821
Sweden — 0.2%
(c)
Intrum AB, 3.00%
,
09/15/27
(e)(m)
.... 100 85,423
Stena International SA, 7.25%
,
01/15/31 ................. USD 200 199,907
285,330
Switzerland — 0.1%
UBS Group AG, (USISSO05 + 3.63%),
6.85%
(a)(b)(q)
................ 200 198,839
Thailand — 0.1%
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.94%), 5.28%
(b)
(c)(q)
..................... 200 198,600
United Kingdom — 1.7%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $58,511),
15.00%
,
06/19/26
(d)( i )
......... GBP 47 65,158
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(a)
EUR 114 125,734
BCP V Modular Services Finance II plc ,
6.13%
,
11/30/28
(c)
........... GBP 100 122,698
California Buyer Ltd., 5.63%
,
02/15/32
(c)
EUR 100 109,470
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b)(c)
.... GBP 100 130,073
CPUK Finance Ltd., 7.88%
,
08/28/29
(c)
100 130,728
Deuce Finco plc, 5.50%
,
06/15/27
(c)
. 100 126,752
Edge Finco plc, 8.13%
,
08/15/31
(c)
.. 100 131,758
Heathrow Finance plc, 6.63%
,
03/01/31
(c)
................ 100 127,945
INEOS Quattro Finance 2 plc, 6.75%
,
04/15/30
(c)
................ EUR 100 107,938
Market Bidco Finco plc, 4.75%
,
11/04/27
(c)
................. 100 104,756
Mobico Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 4.14%), 4.25%
(b)(c)(q)
.. GBP 100 123,362
Motion Finco SARL, 7.38%
,
06/15/30
(c)
EUR 100 106,878
National Grid plc, 0.16%
,
01/20/28
(c)
. 100 100,608
NatWest Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(b)(q)
... GBP 200 251,396
Punch Finance plc, 6.13%
,
06/30/26
(c)
100 128,368
Virgin Media Secured Finance plc,
4.13%
,
08/15/30
(c)
........... 100 110,458
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... GBP 100 $ 119,722
Vodafone Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... USD 4 3,551
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 100 137,959
Zegona Finance plc, 6.75%
,
07/15/29
(c)
EUR 100 114,077
2,479,389
United States — 4.9%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 13 9,852
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
18 17,439
Alliant Holdings Intermediate LLC,
6.75%
,
04/15/28
(a)
........... 100 100,391
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... 13 13,041
4.88%, 06/01/28
(c)
........... GBP 100 121,425
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 43 44,559
4.25%, 02/15/29 ............ 42 31,506
Amentum Holdings, Inc., 7.25%
,
08/01/32
(a)
................ 8 7,869
American Tower Corp., 0.45%
,
01/15/27 ................. EUR 100 103,947
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ USD 15 15,036
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 100 97,722
Bank of New York Mellon Corp. (The),
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30%
(b)(q)
........... USD 4 4,100
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ 5 5,187
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 100 109,900
Breeze Aviation Group, Inc.
(d)( i )
(Acquired 01/26/24, cost $63,376)
20.00%, (20.00% Cash or
20.00% PIK), 01/30/28
(n)
..... USD 63 60,366
(Acquired 01/26/24, cost $31,688)
20.00%, 01/30/28 ......... 32 30,183
Caesars Entertainment, Inc., 4.63%
,
10/15/29
(a)
................ 135 124,083
California Resources Corp., 8.25%
,
06/15/29
(a)
................ 19 19,309
CCO Holdings LLC, 4.75%
,
02/01/32
(a)
11 9,767
Churchill Downs, Inc., 4.75%
,
01/15/28
(a)
................ 100 97,150
Citigroup, Inc., Series FF, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.73%), 6.95%
(b)
(q)
...................... 4 3,988
Civitas Resources, Inc.
(a)
8.38%, 07/01/28 ............ 22 22,704
8.63%, 11/01/30 ............ 20 20,633
Clarios Global LP, 6.75%
,
02/15/30
(a)
. 125 126,191
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 39 37,910
9.00%, 09/30/29 ............ 17 16,956
8.25%, 06/30/32 ............ 29 29,485

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... USD 20 $ 20,283
CommScope LLC, 9.50%
,
12/15/31
(a)
10 10,300
Core Scientific, Inc., 0.00%
,
06/15/31
(a)
(o)(r)
..................... 8 6,705
Crescent Energy Finance LLC, 7.38%
,
01/15/33
(a)
................ 20 19,284
CSC Holdings LLC, 11.25%
,
05/15/28
(a)
200 193,352
Diebold Nixdorf, Inc., 7.75%
,
03/31/30
(a)
10 10,366
DISH Network Corp.
(o)
0.00%, 12/15/25
(r)
........... 46 41,860
3.38%, 08/15/26 ............ 14 11,620
EQT Corp.
7.50%, 06/01/27
(a)(c)
.......... 5 5,105
7.50%, 06/01/30 ............ 10 10,785
Exo Imaging, Inc., (Acquired 08/14/24,
cost $3,025), 8.00%
,
08/14/25
(d)( i )
. 3 4,206
First Citizens BancShares , Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%
,
03/12/40
(b)
........... 126 123,637
FLYR, Inc., (1-mo. CME Term SOFR
at 0.50% Floor + 5.00%), 9.35%
,
05/10/27
(b)(d)
............... 51 49,811
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 5 4,547
Frontier Communications Holdings LLC
5.00%, 05/01/28
(a)
........... 120 118,396
6.75%, 05/01/29
(a)
........... 35 35,176
5.88%, 11/01/29 ............ 5 5,000
6.00%, 01/15/30
(a)
........... 5 5,011
8.75%, 05/15/30
(a)
........... 57 60,046
8.63%, 03/15/31
(a)
........... 50 53,259
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 61 62,220
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 40 40,650
Global Partners LP, 8.25%
,
01/15/32
(a)
100 102,796
Goldman Sachs Group, Inc. (The),
0.25%
,
01/26/28
(c)
........... EUR 32 32,355
GoTo Group, Inc.
5.50%, 05/01/28
(a)
........... USD 16 8,803
GS Finance Corp., (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%
,
02/14/30
(b)
................ 240 245,515
Homes By West Bay LLC, 11.00%
,
02/06/30
(d)
................ 317 317,000
JPMorgan Chase & Co., Series OO, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.50%
(b)(q)
................. 4 4,094
Landsea Homes Corp., 11.00%
,
07/17/28
(d)
................ 325 340,048
Lessen LLC, (3-mo. CME Term SOFR
+ 8.50%), 13.40%
,
01/05/28
(a)(b)(d)
. 164 152,395
Level 3 Financing, Inc., 10.00%
,
10/15/32
(a)
................ 49 49,075
LGI Homes, Inc., 7.00%
,
11/15/32
(a)
. 33 31,208
LifePoint Health, Inc., 8.38%
,
02/15/32
(a)
................ 14 14,096
Lions Gate Capital Holdings 1, Inc.,
5.50%
,
04/15/29
(a)
........... 147 136,386
Security
Par (000)
Par (000) Value
United States (continued)
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... USD 15 $ 12,160
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(a)
........ 118 115,640
Medline Borrower LP, 5.25%
,
10/01/29
(a)
................ 100 95,957
MGM Resorts International, 6.50%
,
04/15/32 ................. 5 4,903
Morgan Stanley, (3-mo. EURIBOR +
0.83%), 1.34%
,
10/23/26
(b)
..... EUR 100 107,308
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
USD 30 32,529
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 100 110,397
New Generation Gas Gathering LLC,
(3-mo. CME Term SOFR at 2.00%
Floor + 5.75%), 10.34%
,
09/30/29
(a)
(b)(d)
..................... USD 92 90,194
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
5 5,390
Olympus Water US Holding Corp.,
9.75%
,
11/15/28
(a)
........... 200 207,643
OneMain Finance Corp., 7.13%
,
11/15/31 .................. 5 5,030
Paramount Global, 7.88%
,
07/30/30 . 45 49,435
Permian Resources Operating LLC
(a)
5.38%, 01/15/26 ............ 3 2,987
8.00%, 04/15/27 ............ 16 16,302
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
39 38,951
Prestige Brands, Inc., 3.75%
,
04/01/31
(a)
................ 100 89,688
Quikrete Holdings, Inc., 6.75%
,
03/01/33
(a)
................ 10 9,954
Resort Communities LoanCo . LP,
12.00%
,
11/21/28
(a)(b)(d)
........ 447 448,117
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 65 68,326
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 48 47,500
10.75%, 11/15/29 ........... 96 96,699
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 61 64,859
8.50%, 07/15/31
(a)
........... 29 30,799
9.63%, 12/01/32 ............ 45 50,612
Select Medical Corp., 6.25%
,
12/01/32
(a)
................ 36 35,076
Service Properties Trust
8.38%, 06/15/29 ............ 84 83,963
8.63%, 11/15/31
(a)
........... 15 15,824
8.88%, 06/15/32 ............ 92 91,044
SM Energy Co., 6.75%
,
08/01/29
(a)
.. 11 10,836
Sonder Corp., 10.00%
,
12/10/27
(d)
.. 21 19,761
Sonder Holdings, Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13.87%
,
12/10/27
(b)(d)
... 163 154,850
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 45 48,005
9.75%, 11/15/30 ............ 213 235,119
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(e)(m)
............. 1 960
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 14 12,968
Series 2017-1A,Class A, 3.65%,
08/15/31
(e)(m)
............. 37 33,307
Stem, Inc., 0.50%
,
12/01/28
(a)(o)
.... 6 1,560
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 9 9,237

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Talen Energy Supply LLC, 8.63%
,
06/01/30
(a)
................ USD 25 $ 26,518
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 43 41,011
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 64 62,275
TransDigm , Inc., 4.63%
,
01/15/29 ... 100 94,947
Transocean, Inc., 8.25%
,
05/15/29
(a)
. 25 24,437
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%
,
05/01/28 ................. 6 5,799
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 64 67,987
Univision Communications, Inc.
(a)
6.63%, 06/01/27 ............ 15 14,876
8.00%, 08/15/28 ............ 10 10,031
USA Compression Partners LP, 7.13%
,
03/15/29
(a)
................ 100 101,707
UWM Holdings LLC, 6.63%
,
02/01/30
(a)
21 20,828
Venture Global LNG, Inc.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(b)(q)
......... 25 23,724
7.00%, 01/15/30 ............ 20 19,704
Viking Cruises Ltd., 7.00%
,
02/15/29
(a)
100 100,336
Vistra Operations Co. LLC, 5.63%
,
02/15/27
(a)
................ 79 78,706
Wells Fargo & Co., 1.50%
,
05/24/27
(c)
EUR 100 105,405
Wildfire Intermediate Holdings LLC,
7.50%
,
10/15/29
(a)
........... USD 15 14,583
Wolfspeed , Inc., 1.75%
,
05/01/26
(o)
.. 10 6,300
Xerox Corp.
(a)
10.25%, 10/15/30 ........... 15 14,850
13.50%, 04/15/31 ........... 20 19,075
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 7 6,376
7,019,454
Total Corporate Bonds — 13.0%
(Cost: $19,615,871) .............................. 18,549,306
Fixed Rate Loan Interests
United States — 0.0%
Twitter, Inc., 1st Lien Term Loan B3,
9.50%
,
 02/14/30 ............ 15 15,378
Total Fixed Rate Loan Interests — 0.0%
(Cost: $15,000) ................................ 15,378
Floating Rate Loan Interests
France — 0.2%
(b)
Groupe Babilou , Facility 1st Lien Term
Loan B4, (6-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.16%
,
 11/18/30 . EUR 214 218,271
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.95%
,
 02/03/31 . 112 121,367
339,638
Security
Par (000)
Par (000) Value
Germany — 0.0%
TK Elevator Midco GmbH, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.60%
,
 04/30/30
(b)
........... EUR 54 $ 57,849
Jersey, Channel Islands — 0.1%
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(b)(d)
(6-mo. EURIBOR at 0.00% Floor +
7.00%), 9.66%, 04/23/27 .... 60 55,948
(Daily SONIA at 1.19% Floor +
7.00%), 12.45%, 07/06/27 .... GBP 37 41,221
97,169
Netherlands — 0.5%
(b)
Bock Capital Bidco BV, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.86%
,
 06/29/28 . EUR 48 51,729
Cypher Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 4.50%), 6.92%
,
 01/01/28
(d)
.... 154 161,878
Upfield BV, 1st Lien Term Loan B11,
(Daily SONIA at 0.00% Floor +
5.25%), 5.29%
,
 01/03/28 ...... GBP 109 140,977
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 5.37%
,
 01/31/29 ..... EUR 311 323,529
678,113
Spain — 0.1%
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.52%
,
 12/31/29
(b)
........... 87 93,681
United Kingdom — 0.2%
(b)
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.09%
,
 05/12/31 ............ 88 90,529
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B8, (Daily
SONIA at 0.00% Floor + 5.25%),
5.25%
,
 04/30/29 ............ GBP 34 44,043
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.62%
,
 06/30/28 ............ EUR 51 55,291
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.86%
,
 04/03/29 ............ 64 67,436
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.22%
,
 03/25/31 ............ 94 100,511
357,810

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 0.9%
Altar Bidco , Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.75%
,
 02/01/30
(b)
USD 120 $ 113,704
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.50%),
8.80%
,
 12/30/27
(b)
........... 13 12,823
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.82%
,
 08/01/28
(b)
..... —
(s)
270
Clover Holdings SPV III LLC, 1st Lien
Term Loan, 15.00%
,
 12/09/27
(b)
.. 10 10,083
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.06%
,
 09/29/28
(b)
33 32,685
CPPIB OVM Member US LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
 08/20/31
(b)
........... 42 41,581
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 9.00%
,
 04/15/27
(b)
.... 15 14,310
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.30%
,
 12/30/27
(b)
55 54,862
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.67%
,
 12/21/28
(b)(d)
.......... 27 26,906
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.55%
,
 08/02/27
(b)
........... 5 5,383
DirecTV Financing LLC, 1st Lien Term
Loan B, 02/17/31
(b)(t)
.......... 62 59,093
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.82%
,
 08/30/30
(b)
........... 91 90,667
Emerald Technologies US
AcquisitionCo , Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.57%
,
 12/29/27
(b)(d)
......... 31 22,589
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 7.61%
,
 03/30/27
(b)
EUR 52 52,715
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.94%
,
 11/12/26
(b)
(d)
...................... USD 194 194,194
GoTo Group, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at
0.00% Floor + 4.75%),
9.19%, 04/30/28
(b)
......... 15 11,593
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.94%
,
 10/25/28
(b)(d)
.......... 20 15,993
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.82%
,
 04/26/30
(b)
........... 34 33,810
Security
Par (000)
Par (000) Value
United States (continued)
Jack Ohio Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.32%
,
 01/28/32
(b)
........... USD 13 $ 12,954
Maverick Gaming LLC, 1st Lien Term
Loan
(b)
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.81%, 06/05/28 ......... 26 15,668
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.81%, 06/05/28
(d)
........ 15 13,253
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.40%
,
 01/24/30
(b)
4 878
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.80%
,
 07/25/31
(b)(d)
.......... 21 20,843
Pitney Bowes, Inc., 1st Lien Term
Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.07%
,
 03/19/32
(b)
........... 50 49,416
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.30%
,
 04/27/28
(b)
........... 64 33,680
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
12.30%
,
 04/27/29
(b)
.......... 50 18,438
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.32%
,
 09/11/29
(b)(d)
......... 162 162,000
Twitter, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 10.98%
,
 10/26/29
(b)
15 14,902
Vaco Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.60% Floor + 5.00%),
9.45%
,
 01/22/29
(b)
........... 32 29,430
VeriFone Systems, Inc., 1st Lien Term
Loan, 08/20/25
(b)(t)
........... 65 58,188
Veritas Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR
at 1.00% Floor + 12.50%),
16.93%
,
 06/30/31
(b)
.......... 16 15,585
Xerox Corp., 1st Lien Term Loan,
11/19/29
(b)(t)
................ 6 5,770
1,244,266
Total Floating Rate Loan Interests — 2.0%
(Cost: $3,034,975) .............................. 2,868,526

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
France — 0.1%
Electricite de France SA, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.78%), 7.38%
(b)(c)(q)
.. GBP 100 $ 129,886
Total Foreign Agency Obligations — 0.1%
(Cost: $130,855) ................................ 129,886
Foreign Government Obligations
Brazil — 0.1%
Federative Republic of Brazil, 10.00%
,
01/01/27 ................. BRL 1 156,503
Colombia — 0.2%
Republic of Colombia
5.75%, 11/03/27 ............ COP 362,600 78,522
6.00%, 04/28/28 ............ 742,100 157,432
7.75%, 09/18/30 ............ 257,600 52,762
288,716
Czech Republic — 0.1%
Czech Republic
5.00%, 09/30/30 ............ CZK 1,520 69,510
4.50%, 11/11/32 ............ 810 35,989
105,499
Egypt — 0.0%
Arab Republic of Egypt, 24.46%
,
10/01/27 ................. EGP 290 5,887
Egypt Government Bond, 21.38%
,
02/04/28 ................. 463 9,030
14,917
Hungary — 0.0%
Hungary Government Bond, 7.00%
,
10/24/35 ................. HUF 8,890 23,402
Indonesia — 0.1%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 910,000 55,303
6.75%, 07/15/35 ............ 537,000 31,773
8.25%, 05/15/36 ............ 444,000 28,823
7.13%, 06/15/38 ............ 1,287,000 77,472
193,371
Ireland — 0.3%
Republic of Ireland, 2.60%
,
10/18/34
(c)
EUR 478 499,986
Malaysia — 0.2%
Malaysia Government Bond
3.89%, 08/15/29 ............ MYR 424 96,695
4.64%, 11/07/33 ............ 327 78,325
3.83%, 07/05/34 ............ 221 49,982
225,002
Mexico — 0.2%
United Mexican States
7.00%, 09/03/26 ............ MXN 19 93,252
8.50%, 03/01/29 ............ 9 43,495
8.50%, 05/31/29 ............ 3 15,575
7.50%, 05/26/33 ............ 24 105,582
7.75%, 11/13/42 ............ 3 11,400
269,304
Poland — 0.2%
Republic of Poland
5.75%, 04/25/29 ............ PLN 425 111,331
Security
Par (000)
Par (000) Value
Poland (continued)
4.75%, 07/25/29 ............ PLN 244 $ 61,744
5.00%, 10/25/34 ............ 137 33,517
2.00%, 08/25/36 ............ 45 10,132
216,724
Republic of Turkiye — 0.0%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 446 10,595
30.00%, 09/12/29 ........... 560 13,077
23,672
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 4,761 248,604
7.00%, 02/28/31 ............ 1,908 92,301
9.00%, 01/31/40 ............ 880 39,643
380,548
Spain — 0.5%
Bonos y Obligaciones del Estado,
3.15%
,
04/30/35
(a)(c)
.......... EUR 620 658,780
Uruguay — 0.0%
Oriental Republic of Uruguay, 9.75%
,
07/20/33 ................. UYU 258 6,191
Total Foreign Government Obligations — 2.2%
(Cost: $3,151,759) .............................. 3,062,615
Shares
Shares
Investment Companies
Health Care Select Sector SPDR
Fund
(f)
................... 480 70,085
Invesco Senior Loan ETF
(f)
....... 10,731 222,132
iShares 0-5 Year TIPS Bond ETF
(g)
.. 1,425 147,445
iShares Broad USD High Yield
Corporate Bond ETF
(f)(g)
....... 4,187 154,123
iShares China Large-Cap ETF
(f)(g)
... 4,256 152,535
iShares Core S&P Small-Cap ETF
(g)
. 637 66,611
iShares J.P.. Morgan USD Emerging
Markets Bond ETF
(f)(g)(j)
........ 12,152 1,100,850
iShares MSCI Brazil ETF
(f)(g)
....... 1,992 51,493
KraneShares CSI China Internet ETF 4,482 156,467
SPDR Blackstone Senior Loan ETF
(f)
8,948 368,031
SPDR Gold Shares
(j) (k)
.......... 10,487 3,021,724
SPDR S&P Homebuilders ETF ..... 635 61,531
SPDR S&P Regional Banking ETF .. 886 50,369
VanEck JPMorgan EM Local Currency
Bond ETF
(f)
................ 8,227 196,296
VanEck Semiconductor ETF
(f)
...... 442 93,470
Total Investment Companies — 4.2%
(Cost: $5,689,653) .............................. 5,913,162

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Arizona - 0.1%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29
(a)
........ USD 100 $ 103,183
Total Municipal Bonds — 0.1%
(Cost: $100,000) ................................ 103,183
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
United States — 0.2%
(a)(b)
J.P. Morgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 115 94,468
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 165 147,209
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 53,541
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 6.87%, 10/25/39 . 56 56,184
351,402
Commercial Mortgage-Backed Securities — 1.9%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.57%,
01/19/37
(a)(b)
............... 100 99,405
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 7.69%, 12/15/34
(a)(b)
100 96,832
United States — 1.7%
BAMLL Trust, Series 2025-ASHF,
Class E, (1-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 9.57%,
02/15/42
(a)(b)
............... 71 70,804
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.71%, 06/15/41
(a)(b)
20 19,750
BX Commercial Mortgage Trust
(a)(b)
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.23%, 06/15/38 ... 94 91,704
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 7.24%, 05/15/38 ... 70 69,650
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 6.68%, 10/15/38 ... 85 84,973
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.96%, 12/15/39 ... 103 102,891
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.71%, 03/15/41 ... 86 86,601
BX Trust
(a)(b)
Series 2019-OC11, Class D, 3.94%,
12/09/41 ............... 64 58,677
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... USD 89 $ 80,424
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.68%, 01/15/34 ... 14 13,870
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.43%, 01/15/34 ... 28 27,704
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.76%, 04/15/41 ... 85 84,690
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.21%, 07/15/29 ... 22 21,670
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.26%, 07/15/29 ... 55 54,037
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.26%, 03/15/30 ... 43 42,732
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 9,344
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 8.81%, 06/15/41
(a)(b)
.... 30 30,007
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 8.21%,
08/15/41
(a)(b)
............... 30 29,873
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (1-mo. CME Term
SOFR at 2.00% Floor + 2.30%),
6.62%, 05/15/35
(a)(b)
.......... 75 74,766
ELM Trust, Series 2024-ELM, Class
E10, 7.27%, 06/10/39
(a)(b)
...... 45 45,418
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.68%, 07/15/38 ... 177 176,474
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.28%, 07/15/38 ... 88 88,181
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 3.05%), 7.37%, 11/15/36 ... 60 59,322
Series 2025-800D, Class A, (1-mo.
CME Term SOFR + 2.15%),
6.97%, 11/18/29 .......... 140 140,000
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 31,102
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.51%, 05/15/37
(a)(b)
.... 100 99,500
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.13%, 04/15/38 ... 60 59,812
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.63%, 04/15/38 ... 20 19,925

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 7.51%, 06/15/39
(a)(b)
.... USD 20 $ 20,059
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 8.76%, 06/15/39
(a)(b)
10 9,941
LoanCore LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.70%,
08/17/42
(a)(b)
............... 100 99,739
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 23 23,383
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 6.53%, 04/15/38
(a)(b)
.... 125 124,478
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............... 17 15,767
PRM5 Trust, Series 2025-PRM5, Class
D, 5.25%, 03/10/33
(a)(b)
........ 50 49,218
SREIT Trust, Series 2021-MFP, Class
F, (1-mo. CME Term SOFR at 2.63%
Floor + 2.74%), 7.06%, 11/15/38
(a)(b)
88 86,749
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR
at 1.92% Floor + 2.04%), 6.36%,
07/15/36
(a)(b)
............... 20 19,850
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 9,167
VEGAS
(a)(b)
Series 2024-GCS, Class C, 6.22%,
07/10/36 ............... 50 48,837
Series 2024-GCS, Class D, 6.22%,
07/10/36 ............... 64 59,851
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 29,868
Series 2024-1CHI, Class A, 4.95%,
07/15/35
(a)
.............. 100 100,412
2,471,220
Total Non-Agency Mortgage-Backed Securities — 2.1%
(Cost: $3,111,506) ............................... 3,018,859
Preferred Securities
Shares
Shares
Preferred Stocks — 2.4%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 15,606 34,568
Gerdau SA (Preference) ......... 8,235 23,436
Itau Unibanco Holding SA ( Preference ) 16,781 92,397
Neon Payments Ltd.
(d)(e)
......... 319 130,139
280,540
China — 0.4%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $269,333)
(d)(e)( i )
.... 2,458 531,715
Security
Shares
Shares Value
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 628 $ 49,968
Volocopter GmbH, (Acquired 03/03/21,
cost $159,572)
(d)(e)( i )
.......... 30 —
49,968
India — 0.0%
Think & Learn Pvt Ltd., Series F,
(Acquired 12/11/20, cost $103,322)
(d)
(e)( i )
...................... 32 —
Israel — 0.0%
(d)(e)(i)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost $89,710) 14,760 1,181
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost $84,498) 11,985 1,079
2,260
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(d)
(e)( i )
...................... 228 —
United Kingdom — 0.1%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$183,387)
(d)(e)( i )
.............. 4,842 75,431
United States — 1.7%
Aiven OY, Series D
(d)(e)
.......... 647 30,623
Breeze Aviation Group, Inc., Series B,
(Acquired 01/26/24, cost $75,615)
(d)
(e)( i )
...................... 140 19,076
Caresyntax , Inc., Series C-2
(d)(e)
.... 567 1,486
Caresyntax , Inc., Series C-3
(d)(e)
.... 73 191
Coreweave , Inc., 10.00%
(d)
....... 83,000 97,940
Databricks, Inc., Series F, (Acquired
10/22/19, cost $88,431)
(d)(e)( i )
.... 6,177 571,373
Databricks, Inc., Series G, (Acquired
02/01/21, cost $102,873)
(d)(e)( i )
... 1,740 160,950
Davidson Homes, Inc., 12.00%
(d)
... 139 139,712
Dream Finders Homes, Inc.
(Preference), 9.00%
(d)(q)
....... 285 281,438
Exo Imaging, Inc., (Acquired 06/24/21,
cost $62,470)
(d)(e)( i )
........... 10,664 49
FLYR, Inc.
(d)(e)
................ 18,486 118,867
GM Cruise Holdings LLC, Series G,
Class G, (Acquired 03/25/21, cost
$76,178)
(d)(e)( i )
.............. 2,891 2,891
HawkEye 360, Inc., Series D1
(d)(e)
... 4,447 55,187
Insightful Corp., Series D
(d)(e)
...... 51,259 11,031
JumpCloud , Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(d)(e)( i )
.... 51,330 117,546
JumpCloud , Inc., Series F, (Acquired
09/03/21, cost $20,218)
(d)(e)( i )
.... 3,376 7,731
Lessen Holdings, Inc., Series BX
(d)(e)
. 8,296 24,473
Loadsmart , Inc., Series C, (Acquired
10/05/20, cost $85,987)
(d)(e)( i )
.... 10,057 61,549
Loadsmart , Inc., Series D, (Acquired
10/05/20, cost $19,100)
(d)(e)( i )
.... 955 9,005
Lookout, Inc., Series F, (Acquired
09/19/14, cost $243,061)
(d)(e)( i )
... 21,278 28,725
MNTN Digital, Series D, (Acquired
11/05/21, cost $54,841)
(d)(e)( i )
.... 2,388 34,172
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $48,256)
(d)(e)( i )
.... 70 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $73,361)
(d)(e)( i )
.... 8,220 11,919

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(d)(e)( i )
.... 1,532 $ 57,312
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(d)
(e)( i )
...................... 3,017 30
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(d)
(e)( i )
...................... 1,720 78,742
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21, cost $52,640)
(d)
(e)( i )
...................... 554 29,993
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $28,447)
(d)(e)( i )
.... 1,894 16,970
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(d)(e)( i )
.............. 12,134 27,665
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(d)(e)( i )
............... 1,487 3,554
Verge Genomics, Series B, (Acquired
11/05/21, cost $65,877)
(d)(e)( i )
.... 12,367 80,138
Verge Genomics, Series C, (Acquired
09/06/23, cost $10,528)
(d)(e)( i )
.... 1,464 10,556
Veritas Newco
(e)
............... 294 6,756
Veritas Newco, Series G-1
(e)
...... 203 4,664
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198),
12.00%,
(d)( i )
............... 14,803 78,308
Wells Fargo & Co., Series L, 7.50%
(o)(q)
46 55,237
XAI Corp., Series C, (Acquired
11/27/24, cost $220,722)
(d)(e)( i )
.... 10,195 220,722
2,456,581
Total Preferred Stocks — 2.4%
(Cost: $3,958,763) .............................. 3,396,495
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 10.92%, 10/30/40
(b)
3,609 107,765
Total Trust Preferreds — 0.1%
(Cost: $98,903) ................................ 107,765
Total Preferred Securities — 2.5%
(Cost: $4,057,666) .............................. 3,504,260
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 7.74%, 01/25/42 . USD 17 17,418
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2021-
DNA2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 6.00%),
10.34%, 08/25/33 ........... 17 20,301
37,719
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.74%, 09/25/30
(b)
........... USD 13 $ 12,180
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.57% ,  04/25/30 ........ 116 7,413
Series K116, Class X1,
1.42% ,  07/25/30 ........ 98 5,847
Series K120, Class X1,
1.03% ,  10/25/30 ........ 389 17,622
Series KL06, Class XFX,
1.36% ,  12/25/29 ........ 100 4,132
Series KW09, Class X1,
0.79% ,  05/25/29 ........ 435 10,374
45,388
Mortgage-Backed Securities — 0.7%
Uniform Mortgage-Backed Securities,
3.50%, 04/25/55
(u)
........... 1,146 1,033,464
Total U.S. Government Sponsored Agency Securities
—
0.8%
(Cost: $1,134,226) .............................. 1,128,751
U.S. Treasury Obligations
U.S. Treasury Bonds 4.63%, 02/15/55 47 47,316
U.S. Treasury Notes
3.50%, 09/15/25
(j) (k)
.......... 153 152,025
4.00%, 12/15/25
(j)
........... 1,017 1,016,237
4.13%, 02/28/27 ............ 77 77,693
4.63%, 09/30/28 ............ 546 558,302
Total U.S. Treasury Obligations — 1.3%
(Cost: $1,832,365) .............................. 1,851,573
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 718 55
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(d)(e)( i )
........ 845 9
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30, Strike Price GBP 0.01)
(d)(e)
( i )
....................... 5,834 5,275

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States — 0.0%
(e)
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(d)
.......... 2,120 $ 550
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(d)
.......... 1,268 —
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(d)
........... 965 5,616
EVgo , Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 1,130 227
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
( i )
............ 14 31,713
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(d)
................... 264 1,275
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 543 4,214
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(d)
.................. 217 974
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(d)
................... 1,369 10,624
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 12
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(d)
....... 53,113 2,735
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(d)
.................. 840 —
Lightning eMotors , Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50)
(d)
.......... 2,348 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 33
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 1,924 539
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 724 203
Security
Shares
Shares Value
United States (continued)
Sonder Corp. (Issued/Exercisable
12/30/24, 1 Share for 1 Warrant,
Expires 12/30/29, Strike Price USD
0.01)
(d)
................... 458 $ 989
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/32, Strike Price USD 0.01)
(d)( i )
1,825 7,921
Volato Group, Inc., (Acquired 12/03/23,
cost $1,351) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
( i )
.................. 1,351 47
67,672
Total Warrants — 0.0%
(Cost: $16,602) ................................ 73,011
Total Long-Term Investments — 91.0%
(Cost: $129,102,962) ............................. 129,416,663
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.0%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 15.00%
,
01/01/26
(v)
....... BRL —
(s)
26,319
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(v)
26.05%, 11/18/25 ........... EGP 475 8,056
25.66%, 12/16/25 ........... 1,100 18,208
26,264
Total Foreign Government Obligations — 0.0%
(Cost: $50,936) ................................ 52,583
Shares
Shares
Money Market Funds — 11.7%
(g)(w)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 4.50%
(x)
..... 3,409,748 3,411,453
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.22% ...... 13,195,949 13,195,949
Total Money Market Funds — 11.7%
(Cost: $16,607,402) .............................. 16,607,402
Total Short-Term Securities — 11.7%
(Cost: $16,658,338) .............................. 16,659,985

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Total Options Purchased — 0.3%
(Cost: $373,788 ) ................................ $ 488,442
Total Investments Before Options Written — 103.0%
(Cost: $146,135,088) ............................. 146,565,090
Total Options Written — (0.2)%
(Premiums Received — $(219,700)) .................. (390,731)
Total Investments Net of Options Written — 102.8%
(Cost: $145,915,388) ............................. 146,174,359
Liabilities in Excess of Other Assets — (2.8)% ............ (4,009,318)
Net Assets — 100.0% .............................. $ 142,165,041
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Affiliate of the Fund.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,596,678, representing 2.53% of its net assets as of period end, and an original cost of $3,900,792.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary.
(l)
Investment does not issue shares.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Convertible security.
(p)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)
Perpetual security with no stated maturity date.
(r)
Zero-coupon bond.
(s)
Rounds to less than 1,000.
(t)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(u)
Represents or includes a TBA transaction.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Par/Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,755,438 $ 656,239
(a)
$ — $ (224) $ — $ 3,411,453 3,409,748 $ 4,246
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 5,936,703 7,259,246
(a)
— — — 13,195,949 13,195,949 113,819 —
iShares 0-5 Year TIPS Bond
ETF ................ 143,355 — — — 4,090 147,445 1,425 206 —
iShares Biotechnology ETF
(c)
. 132,210 — (132,779) (10,305) 10,874 — — 121 —
iShares Broad USD High Yield
Corporate Bond ETF .... 154,040 — — — 83 154,123 4,187 1,778 —
iShares China Large-Cap ETF — 149,331 — — 3,204 152,535 4,256 — —
iShares Core S&P Small-Cap
ETF ................ 73,395 — — — (6,784) 66,611 637 206 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 179,322 — (181,801) (1,054) 3,533 — — 821 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 1,082,014 — — — 18,836 1,100,850 12,152 10,044 —
iShares Latin America 40 ETF
(c)
36,990 — (42,761) (1,468) 7,239 — — — —
iShares MSCI Brazil ETF ... 44,840 — — — 6,653 51,493 1,992 — —
iShares MSCI Emerging
Markets ETF
(c)
......... 17,941 — (19,203) 54 1,208 — — — —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 23,829 — (22,617) 4,691 (5,903) — — 19 —
Quintis Australia Pty. Ltd.,
12.00%, 10/01/28 ...... — — — — — — 414,143 — —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26 ....... 59,000 90 — — (89) 59,001 462,748 — —
Quintis HoldCo Pty. Ltd. .... 1 — — — — 1 218,994 — —
$ (8,306) $ 42,944 $ 18,339,461 $ 131,260 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 13 04/24/25 $ 605 $ (10,653)
Euro-Bobl ............................................................... 38 06/06/25 4,840 (27,576)
Euro-BTP ............................................................... 3 06/06/25 381 (6,704)
Euro-Bund .............................................................. 35 06/06/25 4,876 (86,725)
Euro-OAT ............................................................... 5 06/06/25 663 (11,878)
Euro-Schatz ............................................................. 5 06/06/25 578 125
OSE Nikkei 225 Index ....................................................... 9 06/12/25 2,164 (41,973)
Australia 10-Year Bond ...................................................... 35 06/16/25 2,464 14,677
U.S. Treasury Long Bond ..................................................... 9 06/18/25 1,059 16,300
U.S. Treasury Ultra Bond ..................................................... 19 06/18/25 2,335 18,885
EURO STOXX 50 Index ..................................................... 31 06/20/25 586 (22,242)
Russell 2000 E-Mini Index .................................................... 7 06/20/25 709 (11,925)
S&P 500 E-Mini Index ....................................................... 5 06/20/25 1,413 (25,251)
Long Gilt ................................................................ 4 06/26/25 474 (6,023)
U.S. Treasury 5-Year Note .................................................... 134 06/30/25 14,509 92,669
(108,294)
Short Contracts
Euro-Buxl ............................................................... 1 06/06/25 129 7,509
U.S. Treasury 10-Year Note ................................................... 49 06/18/25 5,460 (30,586)
U.S. Treasury 10-Year Ultra Note ............................................... 117 06/18/25 13,387 (192,148)
FTSE 100 Index ........................................................... 1 06/20/25 111 1,353
Nasdaq-100 E-Mini Index ..................................................... 16 06/20/25 6,221 152,445
U.S. Treasury 2-Year Note .................................................... 130 06/30/25 26,941 (54,018)
3-mo. SOFR ............................................................. 8 03/17/26 1,928 (6,219)
(121,664)
$ (229,958)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 653,937 USD 112,480 Barclays Bank plc 04/02/25 $ 2,116
BRL 369,238 USD 64,000 Citibank NA 04/02/25 706
BRL 143,450 USD 25,000 Morgan Stanley & Co. International plc 04/02/25 138
USD 26,000 BRL 147,489 Goldman Sachs International 04/02/25 154
TRY 503,880 USD 13,000 UBS AG 04/11/25 106
INR 14,135,310 USD 162,000 Citibank NA 04/16/25 3,195
AUD 41,000 USD 25,559 Bank of America NA 04/24/25 64
BRL 1,724,086 USD 299,471 Bank of America NA 04/24/25 1,427
CZK 4,218,317 USD 182,671 State Street Bank and Trust Co. 04/24/25 159
EUR 24,000 USD 25,837 Barclays Bank plc 04/24/25 145
EUR 101,650 USD 109,840 Nomura International plc 04/24/25 204
INR 4,613,540 USD 53,437 HSBC Bank plc 04/24/25 441
JPY 3,210,271 USD 21,392 Bank of America NA 04/24/25 64
RON 155,133 USD 33,626 Goldman Sachs International 04/24/25 51
THB 4,803,605 USD 141,418 Barclays Bank plc 04/24/25 391
THB 1,323,933 USD 39,000 Standard Chartered Bank 04/24/25 84
USD 16,656 CLP 15,563,866 Bank of America NA 04/24/25 266
USD 9,344 CLP 8,725,894 BNP Paribas SA 04/24/25 155
USD 26,000 MXN 529,646 Goldman Sachs International 04/24/25 197
USD 3,458 PHP 198,126 HSBC Bank plc 04/24/25 1
USD 9,600 SGD 12,852 BNP Paribas SA 04/24/25 23
USD 26,000 SGD 34,786 State Street Bank and Trust Co. 04/24/25 77
TRY 517,270 USD 13,000 Barclays Bank plc 04/30/25 114
USD 12,589 TRY 488,752 HSBC Bank plc 05/07/25 306

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 44,209 TRY 1,712,493 UBS AG 05/07/25 $ 1,170
THB 5,749,742 USD 169,681 Barclays Bank plc 05/20/25 385
USD 309,475 COP 1,283,654,100 Morgan Stanley & Co. International plc 05/20/25 4,551
USD 116,276 CZK 2,678,286 UBS AG 05/20/25 127
USD 24,550 HUF 9,056,724 State Street Bank and Trust Co. 05/20/25 298
USD 123,165 IDR 2,022,255,048 JPMorgan Chase Bank NA 05/20/25 2,057
USD 228,408 MXN 4,626,646 Barclays Bank plc 05/20/25 3,807
USD 43,993 MXN 889,580 JPMorgan Chase Bank NA 05/20/25 808
USD 148,358 MYR 655,743 Goldman Sachs International 05/20/25 178
USD 242,548 PLN 936,731 UBS AG 05/20/25 1,122
USD 171,084 THB 5,749,742 BNP Paribas SA 05/20/25 1,017
USD 27,474 ZAR 503,918 Credit Agricole Corporate & Investment Bank SA 05/20/25 96
EGP 641,201 USD 12,103 Societe Generale SA 05/27/25 228
TRY 288,120 USD 7,000 Barclays Bank plc 05/27/25 67
TRY 763,840 USD 18,547 State Street Bank and Trust Co. 05/27/25 189
TRY 259,409 USD 6,308 Barclays Bank plc 06/02/25 9
BRL 2,884,570 EUR 445,576 Citibank NA 06/18/25 13,323
EUR 7,236 USD 7,824 Barclays Bank plc 06/18/25 35
EUR 7,236 USD 7,856 JPMorgan Chase Bank NA 06/18/25 3
GBP 233,887 EUR 276,600 Bank of New York Mellon 06/18/25 1,704
JPY 31,766,267 USD 213,326 JPMorgan Chase Bank NA 06/18/25 314
NOK 7,236,081 CHF 594,549 State Street Bank and Trust Co. 06/18/25 9,518
SEK 4,951,846 USD 494,838 Credit Agricole Corporate & Investment Bank SA 06/18/25 72
USD 9,648 CAD 13,796 Citibank NA 06/18/25 24
USD 24,392 CNY 175,412 HSBC Bank plc 06/18/25 122
USD 1,072,668 EUR 987,185 Deutsche Bank AG 06/18/25 549
USD 16,898 EUR 15,436 JPMorgan Chase Bank NA 06/18/25 134
USD 1,929,813 GBP 1,488,466 UBS AG 06/18/25 7,227
USD 1,334,647 HKD 10,351,803 Credit Agricole Corporate & Investment Bank SA 06/18/25 1,931
USD 2,822 IDR 46,624,717 Barclays Bank plc 06/18/25 34
USD 313,341 MXN 6,433,646 Citibank NA 06/18/25 2,198
ZAR 6,096,033 EUR 301,011 State Street Bank and Trust Co. 06/18/25 3,495
ZAR 2,649,431 USD 143,415 Credit Agricole Corporate & Investment Bank SA 06/18/25 184
USD 320,000 HKD 2,481,760 HSBC Bank plc 08/15/25 219
NGN 9,636,000 USD 5,840 Morgan Stanley & Co. International plc 09/04/25 64
67,843
BRL 148,270 USD 26,000 Citibank NA 04/02/25 (17)
USD 40,943 BRL 253,618 JPMorgan Chase Bank NA 04/02/25 (3,502)
USD 25,000 BRL 145,657 Barclays Bank plc 04/02/25 (525)
USD 25,000 BRL 144,200 Citibank NA 04/02/25 (270)
USD 107,559 BRL 628,228 Goldman Sachs International 04/02/25 (2,532)
USD 68,639 INR 5,978,807 JPMorgan Chase Bank NA 04/16/25 (1,233)
AUD 40,521 USD 25,415 Toronto Dominion Bank 04/24/25 (91)
CAD 82,791 USD 57,912 Natwest Markets plc 04/24/25 (319)
CHF 22,017 USD 25,000 Royal Bank of Canada 04/24/25 (48)
CLP 46,331,446 USD 49,682 Citibank NA 04/24/25 (892)
CNY 1,422,812 USD 196,224 Societe Generale SA 04/24/25 (65)
COP 107,867,240 USD 26,000 Barclays Bank plc 04/24/25 (283)
COP 94,370,953 USD 22,518 HSBC Bank plc 04/24/25 (18)
COP 160,875,000 USD 39,000 Societe Generale SA 04/24/25 (644)
EUR 24,000 NOK 274,190 Bank of America NA 04/24/25 (80)
HUF 39,373,498 USD 106,293 Nomura International plc 04/24/25 (719)
IDR 2,234,457,900 USD 135,225 Standard Chartered Bank 04/24/25 (1,236)
MXN 266,258 USD 13,000 Goldman Sachs International 04/24/25 (28)
MXN 5,678,743 USD 281,174 HSBC Bank plc 04/24/25 (4,515)
MYR 1,080,797 USD 244,723 Barclays Bank plc 04/24/25 (679)
PEN 27,249 USD 7,485 Barclays Bank plc 04/24/25 (72)
PLN 102,135 EUR 24,433 UBS AG 04/24/25 (101)
PLN 274,643 USD 70,980 Societe Generale SA 04/24/25 (124)
SGD 47,632 USD 35,600 HSBC Bank plc 04/24/25 (104)
USD 26,000 CLP 24,856,000 Deutsche Bank AG 04/24/25 (175)
USD 26,000 COP 109,226,000 Deutsche Bank AG 04/24/25 (41)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 25,946 EUR 24,000 Goldman Sachs International 04/24/25 $ (36)
USD 39,000 ZAR 717,639 Citibank NA 04/24/25 (73)
ZAR 4,331,731 USD 237,376 Goldman Sachs International 04/24/25 (1,529)
USD 73,242 BRL 425,151 Barclays Bank plc 05/05/25 (808)
USD 26,000 BRL 150,930 Citibank NA 05/05/25 (288)
TRY 4,129,198 USD 106,492 Barclays Bank plc 05/07/25 (2,716)
TRY 352,898 USD 9,123 BNP Paribas SA 05/07/25 (253)
IDR 1,733,979,076 USD 105,608 JPMorgan Chase Bank NA 05/20/25 (1,763)
USD 405,944 BRL 2,386,302 Goldman Sachs International 05/20/25 (8,205)
USD 78,568 MYR 347,782 Credit Agricole Corporate & Investment Bank SA 05/20/25 (21)
USD 9,109 UYU 391,765 Citibank NA 05/20/25 (187)
USD 366,714 ZAR 6,752,999 State Street Bank and Trust Co. 05/20/25 (174)
AUD 436,300 USD 275,511 Morgan Stanley & Co. International plc 06/18/25 (2,714)
AUD 3,103,630 USD 1,960,122 State Street Bank and Trust Co. 06/18/25 (19,573)
CAD 2,443,799 USD 1,707,249 Bank of New York Mellon 06/18/25 (2,466)
CAD 372,400 USD 261,408 Standard Chartered Bank 06/18/25 (1,623)
CHF 2,853,949 USD 3,271,493 Natwest Markets plc 06/18/25 (15,707)
CNY 10,998,729 USD 1,528,951 UBS AG 06/18/25 (7,104)
DKK 3,705,590 USD 544,973 Citibank NA 06/18/25 (5,167)
EUR 647,096 CHF 618,839 Canadian Imperial Bank of Commerce 06/18/25 (3,201)
EUR 396,357 USD 433,461 Canadian Imperial Bank of Commerce 06/18/25 (3,003)
EUR 262,944 USD 287,961 JPMorgan Chase Bank NA 06/18/25 (2,393)
EUR 2,474,429 USD 2,712,655 UBS AG 06/18/25 (25,335)
GBP 717,675 USD 930,519 Bank of New York Mellon 06/18/25 (3,530)
HUF 54,365,616 USD 147,753 Goldman Sachs International 06/18/25 (2,402)
JPY 141,485,588 EUR 880,479 Canadian Imperial Bank of Commerce 06/18/25 (4,688)
JPY 31,681,637 USD 213,737 BNP Paribas SA 06/18/25 (666)
JPY 1,199,261,884 USD 8,181,834 Canadian Imperial Bank of Commerce 06/18/25 (116,346)
JPY 84,863,939 USD 575,378 Morgan Stanley & Co. International plc 06/18/25 (4,636)
JPY 31,804,742 USD 215,398 State Street Bank and Trust Co. 06/18/25 (1,499)
JPY 3,793,935 USD 25,857 UBS AG 06/18/25 (341)
KRW 899,624,391 USD 622,875 Citibank NA 06/18/25 (10,059)
MXN 9,959,124 EUR 443,947 JPMorgan Chase Bank NA 06/18/25 (502)
MXN 625,845 USD 30,868 Citibank NA 06/18/25 (601)
MXN 2,026,307 USD 99,032 JPMorgan Chase Bank NA 06/18/25 (1,036)
NZD 123,715 USD 70,990 Natwest Markets plc 06/18/25 (616)
PLN 932,408 USD 241,662 Goldman Sachs International 06/18/25 (1,626)
SGD 367,019 USD 276,896 Bank of America NA 06/18/25 (2,614)
TWD 20,514,792 USD 625,146 HSBC Bank plc 06/18/25 (4,918)
USD 299,642 BRL 1,772,005 Citibank NA 06/18/25 (5,813)
USD 450,657 EUR 416,100 Citibank NA 06/18/25 (1,243)
USD 335,062 EUR 308,600 Wells Fargo Bank NA 06/18/25 (89)
USD 27,003 INR 2,368,662 BNP Paribas SA 06/18/25 (552)
USD 579,939 NOK 6,155,353 Toronto Dominion Bank 06/18/25 (5,119)
USD 13,000 TRY 570,570 Barclays Bank plc 07/31/25 (67)
NGN 18,616,124 USD 11,723 Citibank NA 09/04/25 (316)
USD 13,000 TRY 603,655 UBS AG 09/26/25 (42)
(291,973)
$ (224,130)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out Nomura International plc 04/22/25 CAD 1.47 CAD 1.55 USD 241 $ 252
USD Currency ............... One-Touch Standard Chartered Bank 04/30/25 INR 88.00 INR 88.00 USD 3 81
USD Currency ............... One-Touch HSBC Bank plc 04/30/25 CNH 7.63 CNH 7.63 USD 6 14
USD Currency ............... One-Touch HSBC Bank plc 05/16/25 CAD 1.48 CAD 1.48 USD 2 209
AUD Currency ............... One-Touch UBS AG 06/16/25 USD 0.67 USD 0.67 AUD 6 261

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 48 $ 110
USD Currency ............... One-Touch UBS AG 07/18/25 CAD 1.53 CAD 1.53 USD 4 219
USD Currency ............... One-Touch Standard Chartered Bank 08/29/25 TWD 34.60 TWD 34.60 USD 4 351
1,497
Put
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 CLP 950.00 USD 3 1,501
EUR Currency ............... One-Touch HSBC Bank plc 04/16/25 USD 1.02 USD 1.02 EUR 6 19
EUR Currency ............... One-Touch Barclays Bank plc 04/24/25 USD 1.01 USD 1.01 EUR 4 12
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 04/30/25 JPY 19.00 JPY 19.00 CNH 44 81
USD Currency ............... Down and Out UBS AG 05/19/25 JPY 147.00 JPY 142.50 USD 25 53
USD Currency ............... Down and Out UBS AG 06/05/25 JPY 150.00 JPY 142.00 USD 48 405
EUR Currency ............... One-Touch Bank of America NA 06/06/25 CZK 24.50 CZK 24.50 EUR 6 558
USD Currency ............... Down and Out UBS AG 06/17/25 MXN 19.90 MXN 19.45 USD 39 42
USD Currency ............... Down and Out UBS AG 08/07/25 JPY 144.00 JPY 136.00 USD 79 335
3,006
$ 4,503
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR Gold Shares
(a)
......................... 90 04/11/25 USD 275.00 USD 2,593 $ 125,550
CBOE Volatility Index ......................... 7 04/16/25 USD 30.00 USD 16 392
Alaska Air Group, Inc. ......................... 8 04/17/25 USD 77.50 USD 39 260
Alphabet, Inc. .............................. 16 04/17/25 USD 220.00 USD 250 24
Bank of America Corp. ........................ 45 04/17/25 USD 48.00 USD 188 248
Citigroup, Inc. .............................. 29 04/17/25 USD 85.00 USD 206 116
Delta Air Lines, Inc. .......................... 8 04/17/25 USD 77.50 USD 35 24
Duke Energy Corp. .......................... 10 04/17/25 USD 115.00 USD 122 6,900
Eli Lilly & Co. .............................. 1 04/17/25 USD 930.00 USD 83 119
JPMorgan Chase & Co. ....................... 8 04/17/25 USD 290.00 USD 196 40
KraneShares CSI China Internet ETF .............. 85 04/17/25 USD 38.00 USD 297 2,635
Sabre Corp. ............................... 5 04/17/25 USD 4.50 USD 1 43
Sabre Corp. ............................... 11 04/17/25 USD 7.00 USD 3 61
SPDR Gold Shares
(a)
......................... 82 04/17/25 USD 275.00 USD 2,363 114,800
Uber Technologies, Inc. ....................... 14 04/17/25 USD 72.50 USD 102 4,081
UnitedHealth Group, Inc. ....................... 9 04/17/25 USD 490.00 USD 471 37,868
Walmart, Inc. .............................. 49 04/17/25 USD 110.00 USD 430 98
Warner Bros Discovery, Inc. .................... 8 04/17/25 USD 12.00 USD 9 52
Williams Cos., Inc. (The) ....................... 22 04/17/25 USD 65.00 USD 131 220
Invesco QQQ Trust, Series 1 .................... 6 04/25/25 USD 500.00 USD 281 870
Invesco QQQ Trust, Series 1 .................... 12 04/25/25 USD 507.00 USD 563 900
U.S. Treasury 5-Year Note ..................... 1 04/25/25 USD 109.00 USD 100 227
Invesco QQQ Trust, Series 1 .................... 27 05/02/25 USD 500.00 USD 1,266 6,008
Citigroup, Inc. .............................. 8 05/16/25 USD 75.00 USD 57 1,328
EURO STOXX Bank Index ..................... 29 05/16/25 EUR 200.00 EUR 270 3,136
Invesco QQQ Trust, Series 1 .................... 27 05/16/25 USD 505.00 USD 1,266 7,155
KraneShares CSI China Internet ETF .............. 70 05/16/25 USD 41.00 USD 244 2,345
Lam Research Corp. ......................... 7 05/16/25 USD 85.00 USD 51 728
Marvell Technology, Inc. ....................... 12 05/16/25 USD 140.00 USD 74 60
SPDR Gold Shares
(a)
......................... 30 05/16/25 USD 282.00 USD 864 31,800
Union Pacific Corp. .......................... 4 05/16/25 USD 260.00 USD 94 430
Williams Cos., Inc. (The) ....................... 27 05/16/25 USD 60.00 USD 161 6,953
U.S. Treasury 30-Year Bond .................... 1 05/23/25 USD 126.00 USD 100 219
Sabre Corp. ............................... 5 06/20/25 USD 5.50 USD 1 48
Sabre Corp. ............................... 10 06/20/25 USD 6.00 USD 3 35
Warner Bros Discovery, Inc. .................... 8 06/20/25 USD 14.00 USD 9 116
Informatica, Inc. ............................ 2 07/18/25 USD 25.00 USD 3 50

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Informatica, Inc. ............................ 3 11/21/25 USD 35.00 USD 5 $ 150
356,089
Put
SPDR S&P 500 ETF Trust ...................... 3 04/04/25 USD 535.00 USD 168 276
SPDR S&P 500 ETF Trust ...................... 11 04/04/25 USD 555.00 USD 615 5,528
Wolfspeed, Inc. ............................. 1 04/04/25 USD 2.00 USD — 3
EURO STOXX 50 Index ....................... 11 04/17/25 EUR 175.00 EUR 102 1,160
FedEx Corp. ............................... 3 04/17/25 USD 210.00 USD 73 84
Ford Motor Co. ............................. 12 04/17/25 USD 8.85 USD 12 66
Forward Air Corp. ........................... 4 04/17/25 USD 15.00 USD 8 110
iShares iBoxx $ High Yield Corporate Bond ETF ....... 7 04/17/25 USD 78.50 USD 55 473
iShares iBoxx $ High Yield Corporate Bond ETF ....... 7 04/17/25 USD 77.00 USD 55 109
iShares iBoxx $ High Yield Corporate Bond ETF ....... 9 04/17/25 USD 78.00 USD 71 365
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 173 04/17/25 USD 108.00 USD 1,880 9,256
iShares Russell 2000 ETF ...................... 3 04/17/25 USD 185.00 USD 60 234
iShares Russell 2000 ETF ...................... 5 04/17/25 USD 190.00 USD 100 765
NVIDIA Corp. .............................. 18 04/17/25 USD 110.00 USD 195 9,315
Southwest Airlines Co. ........................ 7 04/17/25 USD 25.00 USD 24 91
SPDR S&P 500 ETF Trust ...................... 3 04/17/25 USD 525.00 USD 168 593
United Parcel Service, Inc. ..................... 9 04/17/25 USD 100.00 USD 99 180
Wolfspeed, Inc. ............................. 2 04/17/25 USD 2.00 USD 1 31
American Airlines Group, Inc. .................... 7 05/16/25 USD 9.00 USD 7 193
CommScope Holding Co., Inc. ................... 1 05/16/25 USD 4.00 USD 1 10
iShares Russell 2000 ETF ...................... 4 05/16/25 USD 185.00 USD 80 872
SPDR S&P 500 ETF Trust ...................... 34 05/16/25 USD 555.00 USD 1,902 42,075
Southwest Airlines Co. ........................ 5 06/20/25 USD 22.50 USD 17 95
71,884
$ 427,973
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Barclays Bank plc — 04/02/25 BRL 6.00 USD 48 $ –
USD Currency ........... Morgan Stanley & Co. International plc — 04/02/25 BRL 6.15 USD 36 –
EUR Currency ........... BNP Paribas SA — 04/03/25 USD 1.07 EUR 23 279
USD Currency ........... Bank of America NA — 04/03/25 CAD 1.48 USD 547 4
AUD Currency ........... Bank of America NA — 04/08/25 USD 0.64 AUD 57 25
USD Currency ........... Morgan Stanley & Co. International plc — 04/08/25 JPY 162.00 USD 56 –
USD Currency ........... Citibank NA — 04/14/25 MXN 21.00 USD 77 311
EUR Currency ........... JPMorgan Chase Bank NA — 04/15/25 USD 1.06 EUR 525 12,290
USD Currency ........... Citibank NA — 04/15/25 MXN 20.40 USD 26 378
EUR Currency ........... BNP Paribas SA — 04/16/25 USD 1.07 EUR 974 15,213
Intuit, Inc. .............. Citibank NA — 04/17/25 USD 610.00 USD — 4,008
USD Currency ........... UBS AG — 04/17/25 USD 1.47 USD 47 73
USD Currency ........... Standard Chartered Bank — 04/29/25 THB 34.30 USD 39 209
USD Currency ........... JPMorgan Chase Bank NA — 04/30/25 CNH 7.35 USD 49 53
EUR Currency ........... BNP Paribas SA — 05/05/25 USD 1.08 EUR 55 686
EUR Currency ........... Barclays Bank plc — 05/08/25 NOK 11.80 EUR 18 20
EUR Currency ........... Morgan Stanley & Co. International plc — 05/16/25 USD 1.12 EUR 276 719
34,268
Put
EUR Currency ........... Goldman Sachs International — 04/03/25 USD 1.00 EUR 604 –
USD Currency ........... HSBC Bank plc — 04/03/25 SGD 1.33 USD 60 4
USD Currency ........... Morgan Stanley & Co. International plc — 04/08/25 JPY 156.00 USD 56 2,306
USD Currency ........... Morgan Stanley & Co. International plc — 04/10/25 BRL 5.75 USD 52 583

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Bank of America NA — 04/15/25 ZAR 18.18 USD 39 $ 257
USD Currency ........... Deutsche Bank AG — 04/15/25 MXN 19.90 USD 26 40
EUR Currency ........... Bank of America NA — 04/16/25 USD 1.08 EUR 71 474
USD Currency ........... Standard Chartered Bank — 04/29/25 KRW 1,460.00 USD 39 229
EUR Currency ........... Goldman Sachs International — 05/08/25 NOK 11.55 EUR 36 669
USD Currency ........... Goldman Sachs International — 05/29/25 TRY 40.00 USD 13 279
USD Currency ........... Bank of America NA — 06/24/25 JPY 145.00 USD 861 9,464
EUR Currency ........... Barclays Bank plc — 07/15/25 USD 1.02 EUR 107 201
EUR Currency ........... UBS AG — 07/15/25 USD 1.06 EUR 71 438
14,944
$ 49,212
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if EURUSD WM10AMNY <= 1.02
and USDJPY WM10AMNY <= 148.00 ....... UBS AG 4,375 07/15/25 USD 648 $ 88
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly BNP Paribas SA 04/16/25 USD 104.00 USD 175 $ 528
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 04/16/25 USD 104.00 USD 135 594
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 USD 104.00 USD 165 498
$ 1,620
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Citibank NA 04/22/25 3.30 % USD 371 $ 119
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 04/23/25 3.30 USD 296 110
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Deutsche Bank AG 04/25/25 3.30 USD 295 143
372

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.95% Annual
6-mo.
EURIBOR Semi-Annual Citibank NA 06/27/25 2.95 % EUR 863 $ 4,674
$ 5,046
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 USD 950.00 USD 1 $ (771)
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 USD 950.00 USD 1 (730)
$ (1,501)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR Gold Shares
(a)
.......................... 90 04/11/25 USD 290.00 USD 2,593 $ (24,255)
CBOE Volatility Index .......................... 7 04/16/25 USD 50.00 USD 16 (108)
Alphabet, Inc. ............................... 16 04/17/25 USD 240.00 USD 250 (32)
KraneShares CSI China Internet ETF ............... 85 04/17/25 USD 42.00 USD 297 (1,275)
SPDR Gold Shares
(a)
.......................... 82 04/17/25 USD 290.00 USD 2,363 (27,880)
UnitedHealth Group, Inc. ........................ 9 04/17/25 USD 530.00 USD 471 (14,467)
Walmart, Inc. ............................... 49 04/17/25 USD 120.00 USD 430 (49)
EURO STOXX 50 Index ........................ 44 05/16/25 EUR 215.00 EUR 410 (773)
KraneShares CSI China Internet ETF ............... 70 05/16/25 USD 48.00 USD 244 (1,750)
SPDR Gold Shares
(a)
.......................... 30 05/16/25 USD 295.00 USD 864 (12,375)
SPDR Gold Shares
(a)
.......................... 45 05/16/25 USD 288.00 USD 1,297 (32,400)
United States Steel Corp. ....................... 9 05/16/25 USD 45.00 USD 38 (3,037)
(118,401)
Put
SPDR S&P 500 ETF Trust ....................... 3 04/04/25 USD 510.00 USD 168 (61)
Air Products and Chemicals, Inc. .................. 1 04/17/25 USD 270.00 USD 29 (70)
Alaska Air Group, Inc. .......................... 6 04/17/25 USD 60.00 USD 30 (6,510)
Apple, Inc. ................................. 8 04/17/25 USD 210.00 USD 178 (1,436)
Bank of America Corp. ......................... 45 04/17/25 USD 41.00 USD 188 (4,477)
Capital One Financial Corp. ...................... 4 04/17/25 USD 165.00 USD 72 (690)
Citigroup, Inc. ............................... 37 04/17/25 USD 70.00 USD 263 (7,899)
Eli Lilly & Co. ............................... 1 04/17/25 USD 810.00 USD 83 (1,772)
EURO STOXX Bank Index ...................... 11 04/17/25 EUR 155.00 EUR 102 (223)
FedEx Corp. ................................ 3 04/17/25 USD 170.00 USD 73 (63)
Forward Air Corp. ............................ 4 04/17/25 USD 10.00 USD 8 (100)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 7 04/17/25 USD 76.00 USD 55 (245)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 9 04/17/25 USD 75.00 USD 71 (49)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 173 04/17/25 USD 106.00 USD 1,880 (81,310)
iShares Russell 2000 ETF ....................... 3 04/17/25 USD 150.00 USD 60 (18)
iShares Russell 2000 ETF ....................... 5 04/17/25 USD 170.00 USD 100 (85)
JPMorgan Chase & Co. ........................ 3 04/17/25 USD 225.00 USD 74 (501)
JPMorgan Chase & Co. ........................ 8 04/17/25 USD 245.00 USD 196 (5,660)
Live Nation Entertainment, Inc. ................... 3 04/17/25 USD 120.00 USD 39 (405)
Netflix, Inc. ................................. 1 04/17/25 USD 880.00 USD 93 (2,067)
SPDR S&P 500 ETF Trust ....................... 3 04/17/25 USD 475.00 USD 168 (136)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Wells Fargo & Co. ............................ 12 04/17/25 USD 65.00 USD 86 $ (666)
Williams Cos., Inc. (The) ........................ 22 04/17/25 USD 55.00 USD 131 (495)
Invesco QQQ Trust, Series 1 ..................... 2 04/25/25 USD 460.00 USD 94 (1,679)
Invesco QQQ Trust, Series 1 ..................... 4 04/25/25 USD 470.00 USD 188 (4,868)
Bank of America Corp. ......................... 42 05/16/25 USD 38.00 USD 175 (2,478)
Citigroup, Inc. ............................... 26 05/16/25 USD 65.00 USD 185 (3,562)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 10 05/16/25 USD 73.00 USD 79 (341)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 102 05/16/25 USD 77.00 USD 805 (25,756)
JPMorgan Chase & Co. ........................ 7 05/16/25 USD 230.00 USD 172 (3,132)
Lam Research Corp. .......................... 7 05/16/25 USD 72.00 USD 51 (2,975)
SPDR S&P 500 ETF Trust ....................... 34 05/16/25 USD 525.00 USD 1,902 (17,612)
Union Pacific Corp. ........................... 4 05/16/25 USD 225.00 USD 94 (1,520)
Amazon.com, Inc. ............................ 15 06/20/25 USD 165.00 USD 285 (5,437)
Apple, Inc. ................................. 3 06/20/25 USD 180.00 USD 67 (508)
Apple, Inc. ................................. 15 06/20/25 USD 190.00 USD 333 (3,990)
Broadcom, Inc. .............................. 22 06/20/25 USD 140.00 USD 368 (10,946)
Meta Platforms, Inc. ........................... 1 06/20/25 USD 480.00 USD 58 (1,020)
Meta Platforms, Inc. ........................... 5 06/20/25 USD 500.00 USD 288 (6,962)
Netflix, Inc. ................................. 3 06/20/25 USD 780.00 USD 280 (5,355)
NVIDIA Corp. ............................... 27 06/20/25 USD 85.00 USD 293 (6,115)
SPDR Gold Shares
(a)
.......................... 23 06/20/25 USD 250.00 USD 663 (1,185)
(220,379)
$ (338,780)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 04/02/25 BRL 6.15 USD 72 $ —
AUD Currency ............................. Morgan Stanley & Co. International plc 04/08/25 USD 0.64 AUD 57 (25)
USD Currency ............................. Morgan Stanley & Co. International plc 04/08/25 JPY 160.00 USD 56 —
EUR Currency ............................. Morgan Stanley & Co. International plc 04/16/25 USD 1.07 EUR 974 (15,215)
USD Currency ............................. Standard Chartered Bank 04/29/25 KRW 1,500.00 USD 39 (132)
EUR Currency ............................. BNP Paribas SA 05/05/25 USD 1.10 EUR 55 (271)
EUR Currency ............................. Goldman Sachs International 05/08/25 NOK 12.00 EUR 36 (13)
EUR Currency ............................. JPMorgan Chase Bank NA 05/16/25 USD 1.12 EUR 1,104 (2,876)
USD Currency ............................. Bank of America NA 05/23/25 CLP 950.00 USD 52 (1,063)
AUD Currency ............................. Bank of America NA 05/28/25 USD 0.64 AUD 57 (244)
USD Currency ............................. Citibank NA 05/29/25 MXN 22.00 USD 39 (205)
USD Currency ............................. Goldman Sachs International 05/29/25 TRY 48.00 USD 7 (92)
USD Currency ............................. Bank of America NA 06/24/25 JPY 155.00 USD 861 (4,079)
–
(24,215)
–
Put
USD Currency ............................. Morgan Stanley & Co. International plc 04/01/25 MXN 20.25 USD 24 (8)
EUR Currency ............................. Bank of America NA 04/03/25 USD 1.01 EUR 547 —
EUR Currency ............................. Nomura International plc 04/03/25 USD 1.00 EUR 604 —
USD Currency ............................. Morgan Stanley & Co. International plc 04/08/25 JPY 152.00 USD 112 (1,807)
USD Currency ............................. Barclays Bank plc 04/10/25 BRL 5.75 USD 52 (644)
EUR Currency ............................. JPMorgan Chase Bank NA 04/15/25 USD 1.03 EUR 525 (26)
USD Currency ............................. Citibank NA 04/15/25 MXN 19.90 USD 26 (40)
USD Currency ............................. Goldman Sachs International 04/15/25 ZAR 18.40 USD 26 (318)
USD Currency ............................. Goldman Sachs International 05/16/25 TRY 39.50 USD 26 (437)
USD Currency ............................. UBS AG 05/28/25 MXN 20.10 USD 26 (232)
USD Currency ............................. Citibank NA 05/29/25 CLP 930.00 USD 47 (575)
USD Currency ............................. Morgan Stanley & Co. International plc 05/29/25 BRL 5.75 USD 52 (937)
USD Currency ............................. Bank of America NA 06/24/25 JPY 140.00 USD 861 (3,876)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency ............................. UBS AG 07/15/25 USD 1.02 EUR 107 $ (196)
–
(9,096)
–
$ (33,311)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5.00 % Quarterly BNP Paribas SA 04/16/25 B+ USD 99.00 USD 175 $ (115)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 B+ USD 99.00 USD 165 (108)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5.00 Quarterly BNP Paribas SA 04/16/25 B+ USD 99.50 USD 170 (122)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5.00 Quarterly
Goldman Sachs
International 04/16/25 NR USD 100.00 USD 135 (27)
$ (372)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Citibank NA 04/22/25 2.70 % USD 371 $ —
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual
Goldman Sachs
International 04/23/25 2.70 USD 296 —
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Deutsche Bank AG 04/25/25 2.70 USD 295 (1)
5-Year Interest Rate Swap
(a)
. 3.70% Annual 6-mo. PRIBOR Semi-Annual
Morgan Stanley & Co.
International plc 06/26/25 3.70 CZK 1,255 (641)
(642)
Put
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.10% Annual
JPMorgan Chase
Bank NA 04/22/25 4.10 GBP 913 (2,197)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Citibank NA 04/22/25 4.15 USD 129 (115)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual
Goldman Sachs
International 04/23/25 4.15 USD 74 (73)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Deutsche Bank AG 04/25/25 4.15 USD 74 (88)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 06/04/25 4.05 USD 1,050 (5,404)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.25% Annual
JPMorgan Chase
Bank NA 06/09/25 4.25 USD 1,062 (2,718)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.74% Annual Citibank NA 06/27/25 2.74 EUR 1,725 (4,202)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.80% Annual
Goldman Sachs
International 07/24/25 4.80 % USD 1,365 $ (1,328)
(16,125)
$ (16,767)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5.00 % Quarterly 12/20/26 USD 90 $ (3,680) $ (4,475) $ 795
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 49 (816) (38) (778)
$ (4,496) $ (4,513) $ 17
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
39.V4 ........... 5.00 % Quarterly 12/20/27 BB- USD 149 $ 8,747 $ 4 $ 8,743
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 Quarterly 12/20/28 BB- USD 257 15,470 7,172 8,298
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly 12/20/29 BB- EUR 857 69,336 77,737 (8,401)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5.00 Quarterly 12/20/29 B+ USD 12 680 610 70
$ 94,233 $ 85,523 $ 8,710
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.29% At Termination 1-day EFFR At Termination 05/07/25
(a)
06/18/25 USD 3,858 $ (66) $ — $ (66)
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 2,975 (1,137) — (1,137)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 5,365 631 — 631
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 221,465 5,662 — 5,662
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 2,033 (653) — (653)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 8,960 87,241 891 86,350
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 2,826 (1,099) — (1,099)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 1,923 $ 3,327 $ — $ 3,327
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 844 2,343 — 2,343
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 477 (279) — (279)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 385 82 — 82
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 2,972 2,180 — 2,180
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 20,983 20,552 — 20,552
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 2,905 13,358 — 13,358
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 27,058 (132) — (132)
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 1,149 147 — 147
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 239 (250) — (250)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 398 (442) — (442)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 45,379 4,726 — 4,726
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 77 (209) 9 (218)
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 10,332 181,147 3,878 177,269
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 2,318 19,669 — 19,669
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 2,318 21,870 — 21,870
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 767 9,750 — 9,750
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 1,832 17,240 — 17,240
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 1,832 1,523 — 1,523
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 1,845 7,536 — 7,536
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (54,133) — (54,133)
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 03/19/28 CNY 444 (21) — (21)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 15,937 — 15,937
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 463 1,387 — 1,387
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 464 1,449 — 1,449
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 1,180 32,767 — 32,767
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 12,973 2,044 — 2,044
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 15,856 2,745 — 2,745
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 13,424 371,899 12,264 359,635
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 1,358 52,800 — 52,800
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 1,931 8,766 — 8,766
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 985 37,627 — 37,627
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 959 (3,682) — (3,682)
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 6,646 12,962 — 12,962
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 623 (1,141) — (1,141)
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 1,099 (1,485) — (1,485)
1-day SOFR Annual 4.00% Annual N/A 01/23/30 USD 1,099 16,019 — 16,019
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 25 4 7 (3)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 49 47 119 (72)
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 687 (835) — (835)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 1,074 (21,812) — (21,812)
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 935 9,915 — 9,915
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 1,268 (259) — (259)
6-mo. WIBOR Semi-Annual 4.88% Annual N/A 03/19/30 PLN 93 246 — 246
6-mo. WIBOR Semi-Annual 4.91% Annual N/A 03/19/30 PLN 109 315 — 315
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 155 525 — 525
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 10,850 (222) — (222)
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 2,197 (959) — (959)
6-mo. PRIBOR Semi-Annual 3.56% Annual 06/18/25
(a)
06/18/30 CZK 323 — — —
6-mo. PRIBOR Semi-Annual 3.66% Annual 06/18/25
(a)
06/18/30 CZK 502 101 60 41
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 122,026 — 122,026
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 (7,400) — (7,400)
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 10,066 — 10,066
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 5,037 — 5,037
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 5,115 — 5,115
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 8,347 2,343 — 2,343
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 8,347 2,410 — 2,410
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 10,109 412,854 16,976 395,878

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 646 $ (7,721) $ — $ (7,721)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 1,129 (10,514) — (10,514)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 885 (5,872) — (5,872)
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 875 (1,233) — (1,233)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 374 10,357 — 10,357
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (5,141) 73 (5,214)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 397 12,888 — 12,888
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 22,475 (16,827) — (16,827)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 22,475 (16,789) — (16,789)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 396 14,600 1,654 12,946
3.65% Annual 1-day SOFR Annual N/A 11/02/54 USD 3,526 107,157 996 106,161
1-day SONIA Annual 4.10% Annual N/A 11/07/54 GBP 350 (25,697) 1,629 (27,326)
3.99% Annual 1-day SOFR Annual N/A 02/19/55 USD 42 (1,418) — (1,418)
$ 1,483,964 $ 38,556 $ 1,445,408
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 3,278 $ — $ 3,278
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Citibank NA 06/20/25 USD 10 $ (5) $ 192 $ (197)
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 5 385 285 100
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 10 (135) 76 (211)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 10 163 1,455 (1,292)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 10 163 1,414 (1,251)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 1,727 637 1,090
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 3 (44) 95 (139)
Paramount Global ......... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 3 (42) 89 (131)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 15 (191) 429 (620)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (557) 445 (1,002)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 (878) 890 (1,768)
Boeing Co. (The) .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 100 (990) (365) (625)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 5 1,534 452 1,082
Boeing Co. (The) .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 100 (936) 1,014 (1,950)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 5 (751) (473) (278)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 10 (1,502) (1,070) (432)
Best Buy Co., Inc. ......... 5.00 Quarterly BNP Paribas SA 12/20/29 USD 37 (7,043) (7,158) 115
Deutsche Bank AG ......... 1.00 Quarterly BNP Paribas SA 12/20/29 EUR 35 (216) (218) 2
Intesa Sanpaolo SpA ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 34 189 — 189
Telecom Italia SpA ......... 1.00 Quarterly Goldman Sachs International 12/20/29 EUR 15 429 699 (270)
Ally Financial, Inc. ......... 5.00 Quarterly Goldman Sachs International 06/20/30 USD 20 (2,937) (3,048) 111

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Southwest Airlines Co. ...... 1.00 % Quarterly Goldman Sachs International 06/20/30 USD 45 $ 412 $ 288 $ 124
$ – $ – $ –
$ (11,225) $ (3,872) $ (7,353)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly Deutsche Bank AG 12/20/29 CC EUR 32 $ (6,617) $ (5,812) $ (805)
Comcast Cable
Communications LLC . 1.00 Quarterly BNP Paribas SA 12/20/29 A- USD 37 796 740 56
Eutelsat SA .......... 5.00 Quarterly Deutsche Bank AG 12/20/29 B EUR 11 (1,103) (1,023) (80)
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 8 446 547 (101)
Hannover Rueck SE .... 1.00 Quarterly BNP Paribas SA 12/20/29 A EUR 18 118 106 12
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 70 8,044 8,941 (897)
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1.00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 18 120 110 10
Swedbank AB ........ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 34 (298) (98) (200)
Vistra Operations Co. LLC 5.00 Quarterly Citibank NA 12/20/29 BB+ USD 5 798 848 (50)
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 5 798 801 (3)
$ 3,102 $ 5,160 $ (2,058)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc 05/10/25 COP 261,057 $ 244 $ — $ 244
9.81% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 05/10/25 COP 415,090 308 — 308
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 707 (1,448) — (1,448)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 76 (87) — (87)
1-day
BZDIOVER At Termination 12.16% At Termination BNP Paribas SA 07/01/25 BRL 599 (541) — (541)
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/26 BRL 370 60 — 60
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 20,705 79 — 79
11.49% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 451 4,490 — 4,490
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 271 2,565 — 2,565
12.21% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 62 463 — 463

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 189 $ (500) $ — $ (500)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 1,081 (21,562) — (21,562)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 677 (13,564) — (13,564)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 1,370 (26,785) — (26,785)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 1,314 (25,679) — (25,679)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 7 (143) — (143)
1-day
BZDIOVER At Termination 14.55% At Termination Bank of America NA 01/04/27 BRL 439 (380) — (380)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 298 (5,448) — (5,448)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc 01/02/29 BRL 153 (432) — (432)
$ (88,360) $ — $ (88,360)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Invesco Senior Loan
ETF ........... At Termination
1-day SOFR minus
0.10%
At
Termination BNP Paribas SA 05/14/25 USD 1 $ (32) $ — $ (32)
Invesco Senior Loan
ETF ........... At Termination
1-day SOFR minus
0.20%
At
Termination
Morgan Stanley & Co.
International plc 05/30/25 USD 1 38 — 38
1-day SOFR minus
0.05% ......... At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/17/25 USD 4 (995) — (995)
1-day SOFR minus
0.80% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/17/25 USD 1 (441) — (441)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65%
At
Termination
Goldman Sachs
International 06/17/25 USD 3 738 — 738
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65%
At
Termination
JPMorgan Chase Bank
NA 06/17/25 USD 7 1,970 — 1,970
1-day SOFR minus
0.95% ......... Quarterly
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
Goldman Sachs
International 06/20/25 USD 2 (1,195) — (1,195)
1-day SOFR plus 0.05% Quarterly
iShares Broad
USD High Yield
Corporate Bond
ETF Quarterly
JPMorgan Chase Bank
NA 06/20/25 USD 6 (1,313) — (1,313)
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/19/25 USD 7 38 — 38

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 12 $ (29) $ — $ (29)
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 6 (72) — (72)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 7 35 — 35
1-day SOFR ....... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 11 (23) — (23)
$ (1,281) $ — $ (1,281)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
07/25/25 $ (61,615) $ 7,226
(c)
$ (54,361) 0.0%
Monthly Citibank NA
(d)
02/24/28 (4,802,395) 183,014
(e)
(4,622,018) 3.4
Monthly
JPMorgan Chase
Bank NA
(f)
05/09/25 (1,096,841) (944)
(g)
(1,099,755) 0.9
$ 189,296 $ (5,776,134)
(b) (d) (f)
Range: 20-638 basis points 0-1,500 basis points 0-500 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Barclays Bank
(c)
Amount includes $(28) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $2,637 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $1,970 of net dividends and financing fees.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date July 25, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc., Class A .. 682 $ 4,692 (8.6) %
Reference Entity — Short
Common Stocks
United States
Karman Holdings, Inc. ...... (1,767) (59,053) 108.6
Net Value of Reference Entity — Barclays Bank
plc ................................
$ (54,361)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Brazil
Marfrig Global Foods SA .... (3,905) (12,359) 0.3
Natura & Co. Holding SA .... (2,577) (4,548) 0.1
NU Holdings Ltd., Class A .... (11,798) (120,811) 2.6
Suzano SA ............. (10) (93) 0.0
(137,811)
Canada
Brookfield Asset Management
Ltd., Class A .......... (986) (47,729) 1.0
Canadian Pacific Kansas City
Ltd. ................ (767) (53,827) 1.2
Restaurant Brands International,
Inc. ................. (373) (24,865) 0.5
(126,421)
China
Anhui Conch Cement Co. Ltd.,
Class H .............. (4,500) (12,727) 0.3
China International Capital Corp.
Ltd., Class H .......... (31,200) (58,663) 1.3
China Overseas Land &
Investment Ltd. ........ (7,500) (13,425) 0.3
China Railway Group Ltd., Class
H .................. (40,000) (17,695) 0.4
China Resources Power
Holdings Co. Ltd. ....... (20,932) (49,795) 1.1
CRRC Corp. Ltd., Class H ... (25,000) (15,597) 0.3
JD Health International, Inc. .. (9,600) (40,993) 0.9
Kuaishou Technology ....... (10,700) (75,035) 1.6
Li Auto, Inc., Class A ....... (800) (10,082) 0.2
Meituan ................ (1,600) (32,196) 0.7
MMG Ltd. .............. (48,000) (16,563) 0 .3
New Oriental Education &
Technology Group, Inc. ... (4,900) (23,308) 0.5
NIO, Inc., Class A ......... (2,260) (8,556) 0.2
Postal Savings Bank of China
Co. Ltd., Class H ....... (65,000) (40,221) 0.9
Xinyi Glass Holdings Ltd. .... (7,000) (6,925) 0.1
(421,781)
Denmark
Zealand Pharma A/S ....... (386) (28,986) 0.6
Shares Value
% of Basket
Value
Finland
Neste OYJ .............. (3,386) $ (31,318) 0.7%
France
Alstom SA .............. (1,714) (37,966) 0.8
Pernod Ricard SA ......... (466) (46,037) 1.0
Renault SA ............. (686) (34,751) 0.7
Societe Generale SA ....... (1,214) (54,768) 1.2
Teleperformance SE ....... (257) (25,842) 0.6
(199,364)
Germany
BASF SE ............... (446) (22,358) 0.5
SAP SE ................ (94) (25,187) 0.5
(47,545)
Italy
DiaSorin SpA ............ (224) (22,246) 0.5
Nexi SpA ............... (5,943) (31,697) 0.7
(53,943)
Japan
Aeon Co. Ltd. ............ (500) (12,540) 0.3
Dentsu Group, Inc. ........ (1,500) (33,127) 0.7
DMG Mori Co. Ltd. ........ (1,742) (34,026) 0.7
Harmonic Drive Systems, Inc. . (1,100) (23,408) 0.5
Hoshizaki Corp. .......... (500) (19,354) 0.4
IHI Corp. ............... (200) (13,958) 0.3
Kadokawa Corp. .......... (500) (11,955) 0.3
Kawasaki Heavy Industries Ltd. (800) (48,288) 1.0
Kobayashi Pharmaceutical Co.
Ltd. ................ (800) (30,307) 0.7
Kobe Bussan Co. Ltd. ...... (1,200) (27,939) 0.6
Lasertec Corp. ........... (600) (51,570) 1.1
MatsukiyoCocokara & Co. ... (2,200) (34,417) 0.7
Mercari, Inc. ............. (4,553) (72,205) 1.6
Mitsubishi Heavy Industries Ltd. (800) (13,739) 0.3
MonotaRO Co. Ltd. ........ (800) (14,945) 0.3
NEC Corp. .............. (100) (2,130) 0.1
Nippon Express Holdings, Inc. . (271) (4,936) 0.1
NTT Data Group Corp. ...... (2,000) (36,230) 0.8
Oji Holdings Corp. ......... (6,500) (27,247) 0.6
Rakuten Bank Ltd. ........ (1,000) (43,484) 0.9
Rohm Co. Ltd. ........... (1,800) (17,391) 0.4
Seibu Holdings, Inc. ....... (900) (19,947) 0.4
Seven & i Holdings Co. Ltd. .. (3,300) (47,787) 1.0
Sharp Corp. ............. (500) (3,161) 0.1
Shimano, Inc. ............ (100) (14,041) 0.3
SoftBank Group Corp. ...... (1,100) (56,265) 1.2
Square Enix Holdings Co. Ltd. . (96) (4,459) 0.1
SUMCO Corp. ........... (5,400) (36,592) 0.8
Sumitomo Metal Mining Co. Ltd. (1,100) (24,045) 0.5
Tokyo Electric Power Co.
Holdings, Inc. .......... (12,200) (35,120) 0.8
(814,613)
Mexico
Alfa SAB de CV, Class A .... (5,033) (3,920) 0.1
Netherlands
ABN AMRO Bank NV, CVA ... (1,409) (29,689) 0.6
Poland
ORLEN SA ............. (2,499) (44,016) 1.0
Singapore
Seatrium Ltd. ............ (12,800) (19,967) 0.4

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
South Korea
LG Energy Solution Ltd. ..... (72) $ (16,491) 0.3%
POSCO Future M Co. Ltd. ... (93) (7,682) 0.2
(24,173)
Spain
Grifols SA, Class A ........ (4,537) (40,393) 0.9
Sweden
Beijer Ref AB, Class B ...... (174) (2,448) 0.1
Switzerland
Avolta AG .............. (554) (24,268) 0.5
Clariant AG (Registered) .... (1,720) (18,640) 0.4
Georg Fischer AG (Registered) (215) (15,736) 0.3
Sandoz Group AG ......... (1,311) (54,976) 1.2
Swatch Group AG (The) ..... (283) (48,802) 1.1
Temenos AG (Registered) ... (444) (34,473) 0.8
(196,895)
Taiwan
Chailease Holding Co. Ltd. ... (5,653) (19,991) 0.4
Formosa Chemicals & Fibre
Corp. ............... (13,000) (10,299) 0.2
Formosa Plastics Corp. ..... (17,000) (18,890) 0.4
Fubon Financial Holding Co. Ltd. (8,212) (21,354) 0.5
Innolux Corp. ............ (76,000) (34,959) 0.8
Shin Kong Financial Holding Co.
Ltd. ................ (61,000) (22,513) 0.5
(128,006)
United Kingdom
Coca-Cola Europacific Partners
plc ................. (620) (53,958) 1.2
Entain plc .............. (2,589) (19,561) 0.4
JD Sports Fashion plc ...... (27,568) (24,377) 0.5
Rentokil Initial plc ......... (10,023) (45,486) 1.0
(143,382)
United States
Albemarle Corp. .......... (1,374) (98,956) 2.1
APA Corp. .............. (6,274) (131,880) 2.9
AppLovin Corp., Class A ..... (275) (72,867) 1.6
Axon Enterprise, Inc. ....... (95) (49,965) 1.1
Calumet, Inc. ............ (329) (4,172) 0.1
CH Robinson Worldwide, Inc. . (600) (61,440) 1.3
Charles River Laboratories
International, Inc. ....... (347) (52,230) 1.1
Charter Communications, Inc.,
Class A .............. (244) (89,921) 1.9
Corteva, Inc. ............ (500) (31,465) 0.7
Diamondback Energy, Inc. ... (574) (91,771) 2.0
Dollar General Corp. ....... (258) (22,686) 0.5
Dollar Tree, Inc. .......... (536) (40,238) 0.9
Enphase Energy, Inc. ....... (424) (26,309) 0 .6
Equifax, Inc. ............. (116) (28,253) 0.6
First Solar, Inc. ........... (484) (61,192) 1.3
Flowco Holdings, Inc., Class A . (1,159) (29,728) 0.6
Henry Schein, Inc. ......... (448) (30,684) 0.7
Intel Corp. .............. (1,320) (29,977) 0.6
International Business Machines
Corp. ............... (447) (111,151) 2.4
International Paper Co. ..... (1,437) (76,664) 1.7
Kenvue, Inc. ............. (5,605) (134,408) 2.9
Lamb Weston Holdings, Inc. .. (2,329) (124,136) 2.7
Las Vegas Sands Corp. ..... (1,270) (49,060) 1.1
LKQ Corp. .............. (2,866) (121,920) 2.6
McDonald's Corp. ......... (101) (31,549) 0.7
Shares Value
% of Basket
Value
United States (continued)
Molina Healthcare, Inc. ..... (131) $ (43,150) 0.9%
Norfolk Southern Corp. ..... (224) (53,054) 1.1
O'Reilly Automotive, Inc. .... (43) (61,601) 1.3
Parker-Hannifin Corp. ...... (119) (72,334) 1.6
Smurfit WestRock plc ...... (3,351) (150,996) 3.3
Solventum Corp. .......... (60) (4,562) 0.1
Super Micro Computer, Inc. .. (1,564) (53,551) 1.2
Western Digital Corp. ....... (1,720) (69,540) 1.5
(2,111,410)
Investment Companies
United States
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (121) (15,937) 0.3
Total Reference Entity — Short ............ (4,622,018)
Net Value of Reference Entity — Citibank NA ..
$ (4,622,018)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date May 9, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Derayah Financial Co. ...... 754 7,397 (0.7)
Rasan Information Technology
Co. ................. 1,036 22,534 (2.0)
29,931
United States
AMC Networks, Inc., Class A .. 3,367 23,165 (2.1)
Eagle Bancorp, Inc. ........ 262 5,502 (0.5)
Flagstar Financial, Inc. ...... 2,891 33,593 (3.0)
62,260
Total Reference Entity — Long ............ 92,191
Reference Entity — Short
Common Stocks
Australia
Dexus ................. (5,884) (26,166) 2.4
Lynas Rare Earths Ltd. ..... (6,782) (29,694) 2.7
Mineral Resources Ltd. ..... (2,588) (39,076) 3.5
Pro Medicus Ltd. .......... (59) (7,468) 0.7
SEEK Ltd. .............. (1,599) (21,619) 2.0
Treasury Wine Estates Ltd. ... (5,661) (34,709) 3.1
(158,732)
Brazil
Cosan SA .............. (13,090) (16,998) 1.6
Localiza Rent a Car SA ..... (4,098) (24,144) 2.2
Marfrig Global Foods SA .... (6,038) (19,109) 1.7
Natura & Co. Holding SA .... (4,699) (8,292) 0.8
Suzano SA ............. (1,338) (12,457) 1.1
(81,000)
Canada
Power Corp. of Canada ..... (184) (6,506) 0.6

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
China
China International Capital Corp.
Ltd., Class H .......... (400) $ (752) 0.1%
PICC Property & Casualty Co.
Ltd., Class H .......... (14,000) (25,924) 2.3
Shandong Gold Mining Co. Ltd.,
Class H .............. (8,750) (20,895) 1.9
(47,571)
Denmark
Zealand Pharma A/S ....... (106) (7,960) 0.7
France
Sartorius Stedim Biotech .... (162) (32,095) 2.9
Italy
Telecom Italia SpA ........ (133,522) (45,104) 4.1
Japan
Harmonic Drive Systems, Inc. . (100) (2,128) 0.2
Kansai Electric Power Co., Inc.
(The) ............... (1,600) (18,989) 1.7
Mercari, Inc. ............. (11) (174) 0.0
Rakuten Group, Inc. ....... (89) (511) 0.1
Sapporo Holdings Ltd. ...... (500) (25,540) 2.3
Sharp Corp. ............. (4,000) (25,287) 2.3
Square Enix Holdings Co. Ltd. . (844) (39,205) 3.6
(111,834)
Mexico
Alfa SAB de CV, Class A .... (13,516) (10,528) 1.0
Poland
InPost SA .............. (923) (13,546) 1.2
Singapore
SATS Ltd. .............. (6,800) (15,539) 1.4
Seatrium Ltd. ............ (8,800) (13,727) 1.3
(29,266)
South Africa
Impala Platinum Holdings Ltd. . (7,407) (50,992) 4.6
South Korea
POSCO Future M Co. Ltd. ... (125) (10,325) 0.9
POSCO Holdings, Inc. ...... (52) (9,917) 0.9
(20,242)
Shares Value
% of Basket
Value
Sweden
Beijer Ref AB, Class B ...... (954) $ (13,420) 1.2%
Switzerland
Avolta AG .............. (107) (4,687) 0.4
Bachem Holding AG ....... (186) (10,986) 1.0
Clariant AG (Registered) .... (317) (3,435) 0.3
Georg Fischer AG (Registered) (110) (8,051) 0.7
Tecan Group AG (Registered) . (32) (6,089) 0.6
(33,248)
United Kingdom
JD Sports Fashion plc ...... (3,248) (2,872) 0.3
St James's Place plc ....... (947) (12,038) 1.1
(14,910)
United States
Atlantic Union Bankshares Corp. (120) (3,737) 0.3
Brandywine Realty Trust .... (41) (183) 0.0
Celanese Corp. .......... (64) (3,633) 0.3
Community Financial System,
Inc. ................. (111) (6,311) 0.6
CVB Financial Corp. ....... (288) (5,316) 0.5
Enphase Energy, Inc. ....... (15) (931) 0.1
International Paper Co. ..... (829) (44,173) 4.0
Lamb Weston Holdings, Inc. .. (77) (4,104) 0.4
Provident Financial Services,
Inc. ................. (410) (7,040) 0.6
ServisFirst Bancshares, Inc. .. (98) (8,095) 0.7
(83,523)
Investment Companies
United States
Consumer Discretionary Select
Sector SPDR Fund ...... (360) (71,086) 6.5
iShares iBoxx $ Investment
Grade Corporate Bond ETF (1,666) (181,078) 16.5
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (537) (70,728) 6.4
Vanguard Intermediate-Term
Corporate Bond ETF ..... (1,328) (108,577) 9.9
(431,469)
Total Reference Entity — Short ............ (1,191,946)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (1,099,755)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day EFFR ......................................... Effective Federal Funds Rate 4.33
1-day ESTR ......................................... Euro Short-Term Rate 2.42
1-day IBR ........................................... Colombian Reference Banking Indicator 8.97
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7.20
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 9.05
1-day SOFR ......................................... Secured Overnight Financing Rate 4.33
1-day SONIA ......................................... Sterling Overnight Index Average 4.46
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.25
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7.56
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6.53
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2.34

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Reference Index Reference Rate
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3.61%
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.66
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 847,961 $ — $ 847,961
Ireland .............................................. — 1,414,371 108,130 1,522,501
United Kingdom ........................................ — 33,543 — 33,543
United States .......................................... — 1,570,817 190,000 1,760,817
Common Stocks
Australia ............................................. 13,806 547,339 1 561,146
Belgium ............................................. — 83,931 — 83,931
Brazil ............................................... 422,111 — — 422,111
Cambodia ............................................ — 3,507 — 3,507
Canada ............................................. 1,205,240 236,013 — 1,441,253
Cayman Islands ........................................ — — 10,591 10,591
China ............................................... 181,488 1,944,772 — 2,126,260
Colombia ............................................ 5,467 — — 5,467
Czech Republic ........................................ 5,137 6,303 — 11,440
Denmark ............................................. — 990,814 — 990,814
Finland .............................................. 25,396 48,185 — 73,581
France .............................................. 31,729 3,057,429 — 3,089,158
Georgia ............................................. 4,725 — — 4,725
Germany ............................................ 144,675 476,428 — 621,103
Greece .............................................. — 13,213 — 13,213
Hong Kong ........................................... — 291,696 — 291,696
Hungary ............................................. — 17,022 — 17,022
India ............................................... — 150,790 — 150,790
Indonesia ............................................ 6,319 46,667 — 52,986
Ireland .............................................. 34,325 54,929 — 89,254
Italy ................................................ — 1,748,326 — 1,748,326
Japan ............................................... — 2,436,519 — 2,436,519
Kazakhstan ........................................... 19,713 — — 19,713
Macau .............................................. — 29,190 — 29,190

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Malaysia ............................................. $ — $ 10,594 $ — $ 10,594
Mexico .............................................. 149,463 — — 149,463
Netherlands ........................................... — 2,006,978 — 2,006,978
Norway .............................................. — 212,899 — 212,899
Peru ................................................ 65,342 — — 65,342
Philippines ........................................... 6,517 17,893 — 24,410
Poland .............................................. — 80,146 — 80,146
Portugal ............................................. 7,502 — — 7,502
Republic of Turkiye ...................................... 14,247 9,509 — 23,756
Romania ............................................. — 6,018 — 6,018
Saudi Arabia .......................................... 31,019 31,078 — 62,097
Singapore ............................................ 41,626 69,997 — 111,623
South Africa ........................................... 8,680 80,889 — 89,569
South Korea .......................................... 4,101 404,615 — 408,716
Spain ............................................... — 853,843 — 853,843
Sweden ............................................. — 263,164 — 263,164
Switzerland ........................................... 316,236 388,192 — 704,428
Taiwan .............................................. 36,188 1,296,810 — 1,332,998
Thailand ............................................. — 16,351 — 16,351
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 242,023 3,754,808 — 3,996,831
United States .......................................... 58,078,950 1,032,230 1,031,709 60,142,889
Corporate Bonds
Australia ............................................. — 26,343 161,082 187,425
Austria .............................................. — 93,107 — 93,107
Canada ............................................. — 558,548 — 558,548
China ............................................... — 137,869 — 137,869
France .............................................. — 1,441,612 — 1,441,612
Germany ............................................ — 1,939,209 — 1,939,209
Greece .............................................. — 104,350 — 104,350
India ............................................... — 431,926 — 431,926
Ireland .............................................. — 109,739 — 109,739
Italy ................................................ — 1,183,483 — 1,183,483
Japan ............................................... — 110,257 — 110,257
Jersey, Channel Islands ................................... — 264,835 — 264,835
Luxembourg .......................................... — 508,077 — 508,077
Netherlands ........................................... — 348,651 — 348,651
Slovenia ............................................. — 108,785 — 108,785
Spain ............................................... — 839,821 — 839,821
Sweden ............................................. — 285,330 — 285,330
Switzerland ........................................... — 198,839 — 198,839
Thailand ............................................. — 198,600 — 198,600
United Kingdom ........................................ — 2,414,231 65,158 2,479,389
United States .......................................... — 5,352,523 1,666,931 7,019,454
Fixed Rate Loan Interests .................................. — 15,378 — 15,378
Floating Rate Loan Interests
France .............................................. — 339,638 — 339,638
Germany ............................................ — 57,849 — 57,849
Jersey, Channel Islands ................................... — — 97,169 97,169
Netherlands ........................................... — 516,235 161,878 678,113
Spain ............................................... — 93,681 — 93,681
United Kingdom ........................................ — 357,810 — 357,810
United States .......................................... — 788,488 455,778 1,244,266
Foreign Agency Obligations ................................. — 129,886 — 129,886
Foreign Government Obligations .............................. — 3,062,615 — 3,062,615
Investment Companies .................................... 5,913,162 — — 5,913,162
Municipal Bonds ......................................... — 103,183 — 103,183
Non-Agency Mortgage-Backed Securities ........................ — 3,018,859 — 3,018,859
Preferred Securities
Brazil ............................................... 126,965 23,436 130,139 280,540
China ............................................... — — 531,715 531,715
Germany ............................................ — 49,968 — 49,968
India ............................................... — — — —
Israel ............................................... — — 2,260 2,260
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Sweden ............................................. $ — $ — $ — $ —
United Kingdom ........................................ — — 75,431 75,431
United States .......................................... 163,002 11,420 2,389,924 2,564,346
U.S. Government Sponsored Agency Securities .................... — 1,128,751 — 1,128,751
U.S. Treasury Obligations ................................... — 1,851,573 — 1,851,573
Warrants .............................................. 799 32,030 40,182 73,011
Short-Term Securities
Foreign Government Obligations .............................. — 52,583 — 52,583
Money Market Funds ...................................... 16,607,402 — — 16,607,402
Options Purchased
Credit contracts .......................................... — 1,620 — 1,620
Equity contracts .......................................... 427,527 4,008 — 431,535
Foreign currency exchange contracts ........................... — 49,707 — 49,707
Interest rate contracts ...................................... 446 5,046 — 5,492
Other contracts .......................................... — 88 — 88
$ 84,341,328 $ 54,935,766 $ 7,118,078 $ 146,395,172
Investments Valued at NAV
(a)
...................................... 169,918
$ 146,565,090
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 20,797 $ — $ 20,797
Equity contracts ........................................... 152,445 194,412 — 346,857
Foreign currency exchange contracts ............................ — 67,843 — 67,843
Interest rate contracts ....................................... 150,165 1,642,831 — 1,792,996
Other contracts ........................................... — 3,278 — 3,278
Liabilities
Credit contracts ........................................... — (21,853) — (21,853)
Equity contracts ........................................... (375,956) (79,912) — (455,868)
Foreign currency exchange contracts ............................ — (326,785) — (326,785)
Interest rate contracts ....................................... (421,877) (302,550) — (724,427)
$ (495,223) $ 1,198,061 $ — $ 702,838
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Preferred
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ........................ $ 187,260 $ 1,037,775 $ 2,135,486 $ 40,872 $ 828,824 $ 3,301,677 $ 41,479 $ 7,573,373
Transfers into Level 3 ...................................... — — — — 40,329 — — 40,329
Transfers out of Level 3 ..................................... — — — — (129,264) (9,933) — (139,197)
Other
(a)
................................................ — (4,056) — — — 4,056 — —
Accrued discounts/premiums .................................. — — 2,858 — 698 — — 3,556
Net realized gain (loss) ..................................... — (470) (61,402) 129 82 — — (61,661)
Net change in unrealized appreciation (depreciation)
(b)
................. 2,385 (96,266) 48,752 578 16,100 (70,702) (1,297) (100,450)
Purchases .............................................. 108,485 466,670 80,960 — — 243,059 — 899,174
Sales ................................................. — (361,352) (313,483) (41,579) (41,944) (338,688) — (1,097,046)
Closing balance, as of March 31, 2025 ...........................
$ 298,130 $ 1,042,301 $ 1,893,171 $ — $ 714,825 $ 3,129,469 $ 40,182 $ 7,118,078
Net change in unrealized appreciation (depreciation) on investments still held at
March 31, 2025
( b )
.......................................
$ 2,385 $ (146,311) $ (16,572) $ — $ 16,997 $ (341,661) $ (1,297) $ (486,459)
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $218,393. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 190,000 Income Discount Rate 7% —
Common Stocks ............................. 1,007,445 Market Revenue Multiple 1.10x - 7.00x 3.37x
Volatility 36% - 56% 42%
Time to Exit 0.5 – 0.8 years 0.7 years
EBITDA Multiple 24.95x —
Gross Profit Multiple 7.75x —
Discount for Lack of
Marketability 9% —
Income Discount Rate 15% —
Corporate Bonds ............................. 1,917,348 Income Discount Rate 9% - 30% 13%
Total Gross Bid Value 37% —
Market Revenue Multiple 3.72x - 4.00x 3.98x
Time to Exit 0.3 - 1.0 years 0.3 years
Volatility 50% - 80% 55%
Floating Rate Loan Interests ...................... 615,241 Income Discount Rate 8% - 15% 10%
Preferred Stocks
(b)
............................ 3,129,469 Market Revenue Multiple 1.105x – 21.08x 11.06x
EBITDAR Multiple 10.00x —
Volatility 36% - 95% 70%
Time to Exit 0.3 - 5.0 years 2.4 years
Market Adjustment
Multiple 1.00x 1.00x
Gross Profit Multiple 11.75x —
Direct Profit Multiple 4.75x —
Income Discount Rate 10% - 16% 13%
Warrants 40,182 Market Revenue Multiple 2.75x – 12.50x 7.52x
Volatility 45% - 80% 67%
Time to Exit 0.3 – 3.0 years 2.3 years
Discount for Lack of
Marketability 9% —
Income Discount Rate 15% - 16% 16%
$ 6,899,685
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The Fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $223,613 as of March 31, 2025.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Global Allocation Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CNREPOFIX_CFXS China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
EFFR Effective Federal Funds Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate